Registration Nos. 033-44909
                                                        811-6520


                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, DC 20549
                             FORM N-1A

                 REGISTRATION STATEMENT UNDER THE
                     SECURITIES ACT OF 1933             [ ]

                  PRE-EFFECTIVE AMENDMENT NO.___        [ ]

                 POST-EFFECTIVE AMENDMENT NO. 25        [X]

                              and/or


                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940        [ ]

                        AMENDMENT NO. 27                [X]

                 (Check appropriate box or boxes)

                        MANAGERS TRUST I
-------------------------------------------------------------------
         (Exact Name of Registrant as Specified in Charter)


            40 Richards Avenue, Norwalk, Connecticut 06854
-------------------------------------------------------------------
              (Address of Principal Executive Offices)
                         1-(800) 835-3879
-------------------------------------------------------------------
        (Registrant's Telephone Number, including area code)
                         Donald S. Rumery
                        The Managers Funds
                        40 Richards Avenue
                         Norwalk, CT 06854

                  Copy to: Philip H. Newman, Esq.
                        Goodwin Procter LLP
                          Exchange Place
                       Boston, MA 02109-2881
-------------------------------------------------------------------
                (Name and Address of Agent for Service)

As soon as practicable after the effective date of this Registration
Statement
-------------------------------------------------------------------
             (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

 [ ] Immediately upon filing pursuant        [ ] On (date) pursuant to
     to paragraph (b)                            pursuant to
                                                 paragraph (b)

 [X] 60 days after filing pursuant to        [ ] On (date) pursuant to
     paragraph (a)(1)                            paragraph (a)(1)

 [ ] 75 days after filing pursuant to        [ ] On (date) pursuant to
     (a)(2) of Rule 485                          paragraph (a)(2)
                                                 of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

			FIRST QUADRANT TAX-MANAGED
			       EQUITY FUND
				PROSPECTUS

			   Institutional Class
			     Investor Class

			   dated March 1, 2004

-----------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

			     TABLE OF CONTENTS
			     -----------------

							Page
							----

KEY INFORMATION 					  1
 Summary of the Goal, Principal Strategies and
 Principal Risk Factors of the Fund 		  	  1
PERFORMANCE SUMMARY 					  3
FEES AND EXPENSES OF THE FUND 				  4
Fees and Expenses 					  4
 Example 						  5
FIRST QUADRANT TAX-MANAGED EQUITY FUND 			  6
 Objective 						  6
 Principal Investment Strategies 			  6
 Additional Practices and Risks 			  7
 Should You Invest in this Fund? 			  8
MANAGERS TRUST I 					  9
FINANCIAL HIGHLIGHTS 					 10
YOUR ACCOUNT 						 12
 ManagersChoice Program 				 12
 Minimum Investments in the Fund 			 12
HOW TO PURCHASE SHARES 					 14
DISTRIBUTION PLAN					 14
HOW TO SELL SHARES 					 15
HOW TO PURCHASE SHARES (ManagersChoice) 		 16
HOW TO SELL SHARES (ManagersChoice) 			 16
INVESTOR SERVICES 					 17
OPERATING POLICIES 					 18
ACCOUNT STATEMENTS 					 19
DIVIDENDS AND DISTRIBUTIONS 				 19
TAX INFORMATION 					 19
CONTACT INFORMATION 					 21




			    KEY INFORMATION
			    ---------------

This Prospectus contains important information for anyone interested in investing in Investor Class or Institutional Class shares of the First Quadrant Tax-Managed Equity Fund (the "Fund"), a series of Managers Trust I. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund

The following is a summary of the goal, principal strategies and principal risk factors of the Fund.

Goal 		Principal Strategies 			Principal Risk Factors
-------------	----------------------------		----------------------
Long-term 	Invests at least 80% of its assets in 	Market Risk
after-tax 	equity securities, (generally common 	Management
Risk		and preferred stocks) 			Tax-Management Risk
returns
		Invests in equity securities that
		reflect industry, earnings growth,
		valuation and similar characteristics
		of the Russell 3000 Index

		Ordinarily invests in 75 to 250
		stocks using quantitative models
		that analyze top-down (market and
		economic) conditions and bottom-up
		(company specific) data to
		enhance long-term returns through
		the stock selection process

		Applies a variety of tax-sensitive
		investment techniques designed
		to minimize taxable income and
		realized capital gains for shareholders


All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.

Market Risk
-----------
The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of the Fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Management Risk
---------------
The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of the Fund's investment strategy depends significantly on the skill of First Quadrant, L.P. ("First Quadrant") in assessing the potential of the securities in which the Fund invests. First Quadrant will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Tax-Management Risk
-------------------
First Quadrant applies a variety of tax-management investment strategies designed to minimize taxable income and capital gains for shareholders. Notwithstanding the use of these strategies, the Fund may have taxable income and may realize taxable capital gains. The ability of the Fund to avoid realizing taxable gains may be affected by the timing of cash flows into and out of the Fund attributable to the payment of expenses and daily net sales and redemptions. In addition, investors purchasing shares when the Fund has large accumulated capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets.

			PERFORMANCE SUMMARY
			-------------------

The following bar chart and table illustrate the risks of investing in the Fund by showing the Fund's year-by-year total returns and how the performance of the Fund has varied since the Fund's inception. The chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results.

Annual Total Returns
(Institutional Class)*

[Bar chart with bars for 2001, 2002 and 2003]

Best Quarter:
Worst Quarter:


* No performance is shown for the Investor Class because the class is new.

The following table compares the Fund's performance to that of a broadly based securities market index. Again, the table assumes that dividends and capital gain distributions have been reinvested for both the Fund and the index. As always, past performance (before and after taxes) is not an indication of how the Fund will perform in the future.


	Average Annual Total Returns as of 12/31/03 (1)
		     (Institutional Class)
		     ---------------------

First Quadrant Tax-Managed 		Since
Equity Fund 	1 Year 	Inception (12/18/00)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions
  and Sale of Fund Shares
Russell 3000 Index (2)


The Russell 3000 Index is a market-capitalization weighted index of 3000 U.S. common stocks. The S&P 500 Index is a market-capitalization weighted index of U.S. common stocks.

(1) After-tax returns are calculated by Lipper. After-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) Reflects no deduction for fees, expenses or taxes.

		    FEES AND EXPENSES OF THE FUND
		    -----------------------------

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Investor Class shares of the Fund.

Fees and Expenses
Shareholder Fees (fees paid directly from your investment)

						Institutional	Investor
						Class		Class
						-------------	--------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of the offering price) 	    None	None
Maximum Deferred Sales Charge (Load) 		    None	None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions 		    None	None
Exchange Fees 					    None	None
Redemption Fees 				    None	None



		 Annual Fund Operating Expenses
	(expenses that are deducted from Fund assets)
	---------------------------------------------

						Institutional	Investor
						Class		Class
						-------------	---------
Management Fee 					    0.85%	0.85%
Distribution (12b-1) Fees 			    0.00%	0.25%
Other Expenses (1) 				      XX	XX
Total Annual Fund Operating Expenses 		      XX	XX
Fee Waiver and Reimbursement (2) 		      XX	XX
						   ------	------
Net Annual Fund Operating Expenses 		    0.99%	1.24%
						   ======	======


(1) Other expenses are estimated based on the effect of the Fund's reorganization with a series of Managers AMG Funds on July 31, 2003, and related changes to the Fund's investment objective and policies and investment advisory arrangements.

(2) The Managers Funds LLC and First Quadrant have contractually agreed through March 1, 2005 to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 0.99% for Institutional Class shares and 1.24% for Investor Class shares, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund's Total Operating Expenses do not exceed the contractual expense limitation amount. See "Managers Trust I."

Example
-------
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in each of the Institutional Class and Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:


			1 Year 	3 Years 5 Years 10 Years
			------	-------	-------	--------
Institutional Class	$XXX 	$XXX 	$XXX	$XXX
Investor Class		$XXX	$XXX	$XXX	$X,XXX


The Example reflects the impact of the Fund's contractual expense limitation through March 1, 2005. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

		FIRST QUADRANT TAX-MANAGED EQUITY FUND
		======================================

Objective
---------
The Fund seeks to achieve long-term after-tax returns for investors.

Principal Investment Strategies
-------------------------------
The Fund invests at least 80% of its assets in equity securities. This policy may not be changed without providing shareholders 60 days notice. First Quadrant will pursue the Fund's objective by investing in a diversified portfolio of U.S. equity securities (generally common and preferred stocks) that reflects the characteristics of the Russell 3000 Index (the "Benchmark") in terms of industry, earnings growth, valuation and similar measurements. The Benchmark measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. At June 30, 2003, the Benchmark had a total market capitalization range of approximately $4 million to $286.6 billion. The Fund will ordinarily invest in approximately 75 to 250 stocks; however, the number of stocks in which the Fund invests will vary depending on market conditions and the size of the Fund.

First Quadrant will use a proprietary quantitative analytical model to construct the Fund's portfolio to reflect the characteristics of the Benchmark and will combine a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis will consist of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant will modify the industry weightings in the Fund's portfolio relative to the Benchmark based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the Benchmark by more than 5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Fund's exposure (relative to the Benchmark) to specific securities within an industry. Individual stocks will be selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.

For temporary or defensive purposes, the Fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective. First Quadrant may sell any security when it believes the sale is in the Fund's interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing the Fund's transaction costs and may increase your tax liability. However, to the extent the Fund engages in active and frequent trading it seeks to do so in a manner consistent with its goal of minimizing taxable distributions to shareholders.

First Quadrant will manage the Fund's portfolio to minimize taxable distributions to shareholders. First Quadrant will apply a variety of tax-sensitive investment techniques, including the following:

	* Investing in stocks that pay below-average dividends;

	* Employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and

	* Realizing losses on specific securities or specific tax lots of securities to offset realized gains.

The Fund can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations. There can be no assurance, however, that taxable distributions can always be avoided.

Additional Practices/Risks
--------------------------
The Fund may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. The Fund may use derivatives to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs. The principal risk to the Fund of investing in derivatives is that they may not perform as expected resulting in losses to the Fund. With some derivatives, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Should You Invest in this Fund?
-------------------------------

This Fund may be suitable if you:

	* Are seeking an opportunity for some equity returns in your investment portfolio

	* Are seeking an equity portfolio which minimizes the impact of taxes

	* Are willing to accept a higher degree of risk for the opportunity of higher potential returns

	* Have an investment time horizon of five years or more

This Fund may not be suitable if you:

	* Are seeking stability of principal

	* Are not required to pay taxes

	* Are investing with a shorter time horizon in mind

	* Are uncomfortable with stock market risk

	* Are seeking current income

What are you investing in? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

			MANAGERS TRUST I
			================

Managers Trust I is part of the Managers Funds Family of Funds comprised of different mutual funds, each having distinct investment management objectives, strategies, risks and policies. First Quadrant Tax-Managed Equity Fund is one of the funds currently available in the Managers Funds Family of Funds. The Fund has two classes of shares, the Institutional Class shares and the Investor Class shares.

The Managers Funds LLC (the "Investment Manager" or "TMF"), located at 40 Richards Avenue, Norwalk, CT 06854, serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Investment Manager also monitors the performance, security holdings and investment strategies of First Quadrant, the sub-advisor of the Fund and, when appropriate, evaluates any potential new asset managers for the fund family. Managers Distributors, Inc. ("MDI" or the "Distributor"), a wholly-owned subsidiary of the Investment Manager, serves as the Fund's distributor.

First Quadrant has day-to-day responsibility for managing the Fund's portfolio. First Quadrant is located at 800 E. Colorado Boulevard, Suite 900, Pasadena, California, 91101. Affiliated Managers Group, Inc. indirectly owns a majority interest in First Quadrant. As of December 31, 2003, First Quadrant had assets under management of approximately $[____] billion. From the Fund's inception on June 30, 1992 until July 31, 2003, Smith Breeden Associates, Inc. ("Smith Breeden") served as the Fund's sub-advisor.

Christopher G. Luck and R. Max Darnell are the lead portfolio managers for the Fund. Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of Equity Management of its predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a portfolio manager for, First Quadrant and has been with the firm since 1991.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 0.85% of the average daily net assets of the Fund for its services as subadvisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing administrative, shareholder and other additional services to the Fund. During the time that Smith Breeden served as the Fund's sub-advisor, the fee paid to the Investment Manager by the Fund was 0.70% of the average daily net assets of the Fund. The Manager, in turn, paid a portion of this fee to Smith Breeden.

The Investment Manager has contractually agreed, until March 1, 2005, to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) exceed 0.99% of the average daily net assets of the Fund allocable to the Institutional Class shares and 1.24% of the average daily net assets of the Fund allocable to the Investor Class shares. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within 3 years after the waiver or reimbursement and that such repayment would not cause the expenses of the Investor Class shares of the Fund in any such future year to exceed 1.24% of the average daily net assets of the Fund allocable to the Investor Class shares or the expenses of the Institutional Class shares of the Fund in any such future year to exceed 0.99% of the average daily net assets of the Fund allocable to the Institutional Class shares. .

			FINANCIAL HIGHLIGHTS
			--------------------

The following Financial Highlights table is intended to help you understand the Fund's financial performance for the prior fiscal periods. Certain information reflects financial results for a single Institutional Class Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Information for the fiscal years ended October 31, 2003, 2002 and 2001 is derived from the Fund's Financial Statements which have been audited by _____________________, whose reports are included in the Fund's Annual Reports for 2003, 2002 and 2001. The Fund's Annual Report is available upon request.


		[Financial Highlights to be filed by amendment]

			    YOUR ACCOUNT
			    ------------

You may invest in the Fund by purchasing either Institutional Class or Investor Class shares. Each Class of shares is subject to different minimum initial investment amounts, as described below. Investor Class shares are subject to the expenses of a plan of distribution adopted by the Board of Trustees, which may result in the Investor Class shares experiencing a lower total return than the Institutional Class shares. The net asset value per share of the two Classes may also differ. In all other material aspects, Investor Class and Institutional Class shares are the same, each share representing a proportionate interest in the Fund.

As an investor, you pay no sales charges to invest in the Fund and you pay no charges for exchanges within the Managers Funds Family of Funds or even to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) of the Institutional Class or Investor Class, as the case may be, next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the "NYSE") is open for trading. The NAV per share of each Class is equal to the Fund's net worth (assets minus liabilities) allocable to that Class of shares divided by the number of shares outstanding of that Class. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

MANAGERSCHOICE(r)
=================
ManagersChoice Program
----------------------
ManagersChoice is a unique, comprehensive asset allocation program offered exclusively through investment advisors and consisting of several model portfolios using investments in various other funds in any of our fund families. Your investment advisor will work with you to select a portfolio to help achieve your goals in the context of your tolerance for risk.

For more information on this program, contact your investment advisor or visit our website at www.managersfunds.com. Please be aware that an advisor may charge additional fees and expenses for participation in this program.

Minimum Investments in the Fund
-------------------------------
Cash investments in the Fund must be in U.S. dollars. Third-party checks and "starter" checks are not accepted for the initial investment in the Fund nor any additional investments.

Subject to approval by the Investment Manager and First Quadrant, you may be permitted to purchase shares of the Fund by means of an in-kind contribution of securities, which will be valued in accordance with the Fund's pricing procedures. As with a cash purchase of shares, an in-kind contribution will also be subject to the Fund's minimum investment requirements.

The following table provides the minimum initial and additional investments in the Fund for investments made directly or through
ManagersChoice:

	        	     Direct Investment 	             ManagersChoice

			Initial 	Additional 	Initial 	Additional
			Investment 	Investment 	Investment 	Investment
			-------------	----------	-----------	----------
Investor Class
--------------
Regular accounts 	  $5,000 	  $100
Traditional IRA 	  $2,000 	  $100
Roth IRA 		  $2,000 	  $100

Institutional Class
-------------------
Regular accounts 	  $25,000 	$1,000		  $50,000 	   $500
Traditional IRA 	  $2,000 	$100 	 	  $50,000 	   $500
Roth IRA 		  $2,000 	$100 		  $50,000 	   $500



The Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third party such as a bank, broker-dealer or other financial intermediary, rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

A Traditional IRA is an individual retirement account. Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRA accounts.

			HOW TO PURCHASE SHARES
			----------------------

			Initial Purchase 		Additional Purchases
			----------------		--------------------
Through your
Investment Advisor 	Contact your investment 	Send any additional
			advisor or other investment 	monies to your
			professional. 			investment professional
							at the address appearing
							on your account
							statement.

All Shareholders:
-----------------
By Mail 		Complete the account 		Write a letter of instruc-
			application.  Mail the 		tion and a check
			application and a check 	payable to Managers
			payable to Managers AMG 	AMG Funds to:
			Funds to:

			Managers AMG Funds 		Managers AMG Funds
			c/o Boston Financial 		c/o Boston Financial
			Data Services, Inc. 		Data Services, Inc.
			P.O. Box 8517 			P.O. Box 8517
			Boston, MA 02266-8517 		Boston, MA 02266-8517

							Include your account #
							and Fund name on your
							check

By Telephone 		Not Available 			If your account has
							already been established,
							call the Transfer Agent
							at (800) 252-0682
							The minimum additional
							investment is $100

By Internet 		Not Available 			If your account has
							already been established,
							see our website
							at managersamg.com.
							The minimum additional
							investment is $100


Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

For Bank Wires: Please call and notify the Fund at (800) 252-0682.
Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN Managers AMG Funds A/C 9905-472-8, FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

			DISTRIBUTION PLAN
			-----------------

The Fund has adopted a distribution plan to pay for the marketing of Investor Class shares of the Fund. The Board of Trustees has authorized payments under the plan to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets allocable to the Investor Class shares. Institutional Class shares are not affected by expenses incurred under the distribution plan. Because payments under the plan are expenses allocable to Investor Class shares and paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment in Investor Class shares and may cost more than other types of sales charges.

			HOW TO SELL SHARES
			------------------

You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund's Transfer Agent receives your order in proper form. The Fund's NAV is calculated at the close of business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.


					Instructions
					------------
Through your Investment
Advisor 			Contact your investment advisor or other
				investment professional.

All Shareholders:
-----------------
By Mail 			Write a letter of instruction containing:
				-	the name of the Fund
				-	dollar amount or number of shares
					to be sold
				-	your name
				-	your account number
				-	signatures of all owners on account

				Mail letter to:
				Managers AMG Funds
				c/o Boston Financial Data Services, Inc.
				P.O. Box 8517
				Boston, MA 02266-8517

By Telephone 			If you elected telephone redemption
				privileges on your account application,
				call us at (800) 252-0682.

By Internet 			See our website at www.managersamg.com


Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

Redemptions of $50,000 and over on the Institutional Class and $25,000 and over on the Investor Class require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and/or securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

Telephone redemptions are available only for redemptions which are below $50,000 for the Institutional Class and $25,000 for the Investor Class.

HOW TO PURCHASE SHARES (MANAGERSCHOICE Program Only)
----------------------------------------------------
By Mail: To open your account, complete and sign the account application and make your check payable to The Managers Funds. Mail the check and account application to:
	The Managers Funds
	c/o PFPC Brokerage Services, Inc.
	P.O. Box 9847
	Pawtucket, RI 02940-8047

To purchase additional shares, write a letter of instruction (or complete your investment stub).
Send a check and investment stub or written instructions to the above address.

By Telephone: After establishing this
option on your account, call a client
service representative at (800) 358-7668.
The minimum additional investment is
$500.

By Wire: Call the Fund at (800) 358-7668.
Instruct your bank to wire the money to
Boston Safe Deposit and Trust; ABA #011-
001234; BFN-Managers AMG Funds A/C 04-5810,
FBO Shareholder name, account number and Portfolio name. Please be aware that your bank may charge you a fee for this service.

By Internet: Not available.

HOW TO SELL SHARES (MANAGERSCHOICE Program Only)
-------------------------------------------------
By Mail: Write a letter of instruction containing:
	- 	the name of the portfolio(s)
	-	dollar amount or number of shares
		to be redeemed
	- 	your name
	-	your account number(s)
	-	 signature(s) of all account owners
and send the written instructions to The Managers
Funds, c/o PFPC Brokerage Services, Inc., P.O.
Box 9847, Pawtucket, RI 02940-8047

By Telephone: After establishing this option on your account, call a client service representative at (800) 358-7668. Telephone redemptions are available only for redemptions which are below
$25,000 per Fund or $100,000 per Portfolio.

By Internet: Not available.

For ManagersChoice: All redemptions greater than $100,000 per Portfolio or $25,000 per Fund must be in writing and require a medallion guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Associate (STA). A Guarantor Institution is a financial institution, which guarantees a signature. The financial institution may be a bank, broker/dealer, credit union, national securities exchange, savings association or other type of financial institution.

			INVESTOR SERVICES
			-----------------

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Automatic Redemptions allows you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of other funds in the Managers Funds
Family of Funds.  There is no fee associated with the Exchange
Privilege. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund's shares by exchange you do so on the same terms as any new investment in that fund, for example, exchanges between classes of the Fund are subject to the minimum investment amount of the class into which you exchange. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time. Note: Individual Fund exchanges are not permitted in the ManagersChoice Program. Please consult your investment advisor for more details.

An annual fee of $35 will be deducted from any ManagersChoice account that is less than $250,000. Such fee may be waived or modified at the sole discretion of The Managers Funds LLC.

			OPERATING POLICIES
			------------------

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund is a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide this series or any other series into two or more classes of shares with different preferences, privileges, and expenses.

The Fund reserves the right to:

	* redeem an Investor Class shares account if the value of the account falls below $2,000 due to redemptions;

	* convert Institutional Class shares into Investor Class shares or redeem such account if the value of the account falls below $25,000 due to redemptions;

	* suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

	* change the minimum investment amounts;

	* delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

	* make a redemption-in-kind (a payment in portfolio securities instead of in cash);

	* refuse a purchase order for any reason, including failure to submit a properly completed application;

	* refuse any exchange request if we determine that such request could adversely affect the Fund including if such person or group has engaged in excessive trading (to be determined in our discretion); and

	* terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions, including fees related to excessive trading.


			ACCOUNT STATEMENTS
			------------------

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.

		    DIVIDENDS AND DISTRIBUTIONS
		    ---------------------------

Income dividends and net capital gain distributions, if any, are normally declared and paid in December.

We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

			  TAX INFORMATION
			  ---------------

Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax advisor about the status of your distributions from the Fund.

Short-term capital gains distributions are generally taxable to you as ordinary income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, dividends from the Fund that are attributable to corporate dividends received by the Fund generally are now taxable at long-term capital gain rates, provided certain requirements are met; non-qualifying dividends remain taxable as ordinary income. Capital gain dividends will be taxed as long-term gains regardless of how long you held your shares of the Fund. These provisions apply whether you receive a distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

Federal law requires the Fund to withhold taxes on distributions and redemption proceeds paid to shareholders who:

	* fail to provide a social security number or taxpayer identification number;

	* fail to certify that their social security number or taxpayer identification number is correct; or

	* fail to certify that they are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income.

		FIRST QUADRANT TAX-MANAGED EQUITY FUND
		======================================

Investment Manager
------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Advisor
-----------
First Quadrant, L.P.
800 E. Colorado Boulevard, Suite 900
Pasadena, California 91101

Distributor
-----------
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325

Custodian
---------
The Bank of New York
100 Church Street
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
Attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

Additional Information
----------------------
Additional information about the Fund and its investments is available in its Statement of Additional Information and the Semi-Annual and Annual Reports for the Fund, which are available to you without charge. You may request these documents and make other inquiries as follows:

	By Telephone: 	Call 1-800-835-3879

	By Mail: 	Managers AMG Funds
			40 Richards Avenue
			Norwalk, CT 06854

On the Internet: 	Electronic copies are available on our website at
			http://www.managersamg.com

In the Fund's Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. Information about the Fund including the Fund's current Statement of Additional Information and Annual and Semi-Annual Reports is on file with the Securities and Exchange Commission. The Fund's Statement of Additional Information is incorporated by reference (is legally part of this prospectus).
Reports and other information about the Fund are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the Fund also may be reviewed and copied at the SEC's Public Reference Room. Call (202) 942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act Registration Number 811-6520

			MANAGERS TRUST I

	      FIRST QUADRANT TAX-MANAGED EQUITY FUND

		       Institutional Class
			  Investor Class
		-----------------------------------

		STATEMENT OF ADDITIONAL INFORMATION

		       DATED March 1, 2004
______________________________________________________________________________
      You can obtain a free copy of the Prospectus of the First Quadrant Tax-Managed Equity Fund (the "Fund") by calling Managers Trust I at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

      This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

      The Financial Statements of the Fund, including the Report of Independent Accountants, for the fiscal year ended October 31, _____ included in the Fund's Annual Report for the fiscal year ended October 31, _____, are incorporated by reference into this Statement of Additional Information (meaning such documents are legally a part of this Statement of Additional Information). The Annual Report is available without charge by calling The Managers Funds at (800) 835-3879.

			TABLE OF CONTENTS
			-----------------

							Page
							----
GENERAL INFORMATION					  1
ADDITIONAL INVESTMENT  POLICIES				  1
 Investment Techniques and Associated Risks		  1
 Diversification Requirements for the Fund		  6
 Fundamental Investment Restrictions		 	  6
 Temporary Defensive Position				  8
 Portfolio Turnover					  8
BOARD OF TRUSTEES AND OFFICERS OF THE TRUST		  9
 Trustee Share Ownership				 14
 Audit Committee					 14
 Trustees' Compensation					 14
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	 14
Control Persons						 14
 Management Ownership					 15
MANAGEMENT OF THE FUND					 15
 Investment Manager and Sub-Advisor			 15
 Compensation of Investment Manager and Sub-Advisor
  by the Fund						 15
 Fee Waivers and Expense Limitations			 16
 Investment Management and Sub-Advisory Agreements	 16
 Approval of Investment Management and Sub-Advisory
  Agreements						 16
 Reimbursement Agreement				 18
 Code of Ethics						 18
 Distribution Arrangements				 18
 Custodian						 19
 Transfer Agent						 19
 Independent Public Accountants				 19
BROKERAGE ALLOCATION AND OTHER PRACTICES		 20
PURCHASE, REDEMPTION AND PRICING OF SHARES		 20
 Purchasing Shares					 20
 Redeeming Shares					 21
 Exchange of Shares					 22
 Net Asset Value					 22
 Dividends and Distributions				 23
CERTAIN TAX MATTERS					 21
 Federal Income Taxation of Fund in General
 Taxation of the Fund's Investments
 Federal Income Taxation of Shareholders
 Foreign Shareholders
 State and Local Taxes
 Other Taxation
PERFORMANCE DATA
ADDITIONAL INFORMATION					 33

				GENERAL INFORMATION
				-------------------

This Statement of Additional Information relates only to the First Quadrant Tax-Managed Equity Fund (the "Fund"). The Fund has two classes of shares, the Institutional Class shares and the Investor Class shares. The Fund is a series of shares of beneficial interest of Managers Trust I formed as a Massachusetts business trust (the "Trust"), and is part of the Managers Funds Family of Funds. The Trust was organized on July 20, 2000.

On July 31, 2003, the Fund engaged in a reorganization with the First
Quadrant Tax-Managed Equity Fund series of Managers AMG Funds (the "FQ Fund") (the "Reorganization"). In the Reorganization, FQ Fund transferred substantially all of its assets to the Fund in exchange for shares of the Fund and the Fund assumed all stated liabilities of FQ Fund. In anticipation of the Reorganization, the Fund, formerly known as Managers U.S. Stock Market Plus Fund, amended its investment objective and policies to be substantially similar to those of FQ Fund and adopted the name "First Quadrant Tax-Managed Equity Fund."

This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration. See "Management of the Fund."

			ADDITIONAL INVESTMENT POLICIES
			------------------------------
The following is additional information regarding the policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified open-end management investment company.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities. This policy may not be changed without providing shareholders 60 days notice.

Investment Techniques and Associated Risks
------------------------------------------
The following are descriptions of the types of securities that may be purchased by the Fund.

      (1) CASH EQUIVALENTS. The Fund may invest in cash equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

      Bankers Acceptances. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

      Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

      Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

      Commercial Paper. The Fund may invest in commercial paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

      Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security.
The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

      Repurchase agreements could have certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

      (2) REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

      The Fund will invest the proceeds of borrowings under reverse repurchase agreements. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

      (3) EMERGING MARKETS SECURITIES. The Fund may invest some of its assets in the securities of emerging market countries. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

      Investors should be aware that the value of the Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect the Fund's operations and the ability to obtain a judgment against an issuer in an emerging market country.

      (4) FOREIGN SECURITIES. The Fund may invest in foreign securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

      Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

      Forward Foreign Currency Exchange Contracts. The Fund may purchase or sell equity securities of foreign countries. Therefore, a portion of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

      In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that are greater than 90 days.

      Forward foreign currency contracts have additional risks. It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange.
Therefore, the Fund mayincur costs in converting foreign currency.

      If the Fund engages in an offsetting transaction, the Fund will experience again or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

      Foreign Currency Considerations. The Fund may invest some of its assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. Dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

      (5) FUTURES CONTRACTS. The Fund may buy and sell futures contracts and options on future contracts to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs, or protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contract, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

Equity Index Futures Contracts. The Fund may enter into equity index futures contracts. An equity index futures contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

      (6) ILLIQUID SECURITIES, PRIVATE PLACEMENTS AND CERTAIN UNREGISTERED SECURITIES. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's net assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

    (7) OBLIGATIONS OF DOMESTIC AND FOREIGN BANKS. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

    (8)  OPTION CONTRACTS.

Covered Call Options. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract that has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered call options. The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

Covered Put Options. The Fund may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered put options. The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub- Advisor and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

      (9) RIGHTS AND WARRANTS. The Fund may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

      (10) SECURITIES LENDING. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash to earn additional income. However, the Fund will also bear the risk of any loss on such investments.

      (11) SEGREGATED ACCOUNTS. The Fund will establish a segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

      (12) SHORT SALES. The Fund may enter into short sales. The Fund enters into a short sale when it sells a security that it does not own.
A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

      (13) WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

Diversification Requirements for the Fund
-----------------------------------------
The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

      The Fund may not:

   (1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

   (2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.
For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

   (3) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

   (4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

   (5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

   (6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

   (7) Invest in companies for the purpose of exercising control or management.

   (8) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act.

   (9) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or variation margin in connection with options or futures contracts is not considered the purchase of a security on margin.

   (10) Make short sales of securities or maintain a short position if, where added together, more than 25% of the value of the Fund's net assets would be
(i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

   (11) Purchase any security, other than mortgage-backed securities, obligations of the U.S. Government, its agencies or instrumentalities, collateralized mortgage obligations, and shares of other investment companies as permitted pursuant to exemptive relief granted by the SEC, if as a result the Fund would have invested more than 5% of its respective total assets in securities of issuers (including predecessors) having a record of less than three years of continuous operation.

   (12) Purchase any security (other than obligations of the U.S.
Government, its agencies and instrumentalities and shares of other investment companies as permitted pursuant to exemptive relief granted by the SEC) if as a result 25% or more of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in the same industry.

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (12) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission ("SEC").

Temporary Defensive Position
----------------------------
For temporary or defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

Portfolio Turnover
------------------
The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

For the fiscal years ended October 31, 2001, October 31, 2002 and October 31, 2003, the Fund had a portfolio turnover rate of 191%, 101% and XXX%, respectively.

		BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
		-------------------------------------------

       The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

	The Trustees hold office without limit in time except that (a) any Trustee may resign; and (b) any Trustee may be removed with or without cause by action of the Trustees.

	The President, Treasurer, and Secretary of the Trust are elected by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

	INDEPENDENT TRUSTEES: The following Trustees are not interested persons of the Trust within the meaning of the 1940 Act ("Independent Trustees").


	      POSITION(S) HELD	     NUMBER              OTHER
NAME	      WITH TRUST AND	PRINCIPAL OCCUPATIONS  OF FUNDS IN  DIRECTORSHIPS
AND DATE      LENGTH OF TIME	DURING PAST 5 YEARS    FUND COMPLEX HELD BY TRUSTEES
OF BIRTH	  SERVED	 		       OVERSEEN BY
							TRUSTEE*
---------   ---------------- ---------------------  ------------- -----------------
Jack W.Aber   Trustee since    Professor of Finance,	     21	  Trustee of Appleton
DOB: 9/9/37	2000		Boston University 		  Growth Fund (1
				School of Management		  portfolio);Trustee
				(1972-Present)			  of Third Avenue Trust
								  (4 portfolios);
								  Trustee of Third Avenue
								  Variable Trust (1
								  portfolio)
-------------   ---------------- ------------------ ------------- -------------------
William E.	Trustee since	 President and Owner,	     21	  Trustee of Third Avenue
Chapman,II	2000		 Longboat Retirement		  Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		  Trustee of Third Avenue
				 (1998-Present);		  Variable Trust (1
								  portfolio)
				 Hewitt Associates,LLC
				 (part time)(provider
				 of Retirement and
				 Investment Education
				 Seminars); President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   -------------- ---------------------- ----------- --------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox    21   Trustee of Third Avenue
Kaier		2000		 Hamilton & Putnam (1977-	  Trust (4 portfolios);
DOB: 9/23/45			 Present)			  Trustee of Third Avenue
								  Variable Trust (1
								  portfolio)
------------- ---------------- ---------------------- ----------- ----------------------
Madeline H.	Trustee since 	 Member,Investment	     15	  None
McWhinney	2000		 Committee, New Jersey
DOB :3/11/22			 Supreme Court (1990-
  				 Present); Member,
 				 Advisory Board on
				 Professional Ethics,
				 New Jersey Supreme
				 Court (1983-1998);
				 President, Dale, Elliott
				 & Company, Inc.
				 (Management Consultant)
				 (1977-1994)
-------------   ---------------- ---------------------- ------------- ------------------



	      POSITION(S) HELD	     NUMBER              OTHER
NAME	      WITH TRUST AND	PRINCIPAL OCCUPATIONS  OF FUNDS IN  DIRECTORSHIPS
AND DATE      LENGTH OF TIME	DURING PAST 5 YEARS    FUND COMPLEX HELD BY TRUSTEES
OF BIRTH	  SERVED	 		       OVERSEEN BY
							TRUSTEE*
---------   ---------------- ---------------------  ------------- -----------------
Steven J. 	Trustee since	 Executive Vice President,    15  Trustee of Professionally
Paggioli	2000		 Secretary and Director, 	  Managed Portfolios
DOB:4/3/50			 Investment Company		  (19 portfolios)
				 Administration, LLC
				 (1990-2001); Trustee,
				 Professionally Managed
				 Portfolios, (1991-2001);
				 Consultant, formerly
				 Executive Vice President
				 and Director, The
				 Wadsworth Group (1986-
				 2001); Vice President,
				 Secretary and Director,
				 First Fund Distributors,
				 Inc.(1991-2001)
----------  -------------- ------------------------ ------------- --------------------
Eric Rakowski	Trustee since	 Professor, University of     21  Trustee of Third Avenue
DOB:6/5/58	2000		 California at Berkeley		  Trust (4 portfolios)
				 School of Law (1990-		  Director of Third Avenue
				 Present); Visiting 		  Variable Trust (1
								  portfolio)
				 Professor, Harvard Law
				 School (1998-1999)
----------- -------------- ------------------------- ------------- --------------------
Thomas R.	Trustee since	 Professor of Finance, 	      15	None
Schneeweis	2000		 University of Massa-
DOB :5/10/47			 chusetts (1985-Present);
				 Managing Director,
				 CISDM at the University
				 of Massachusetts, (1994-
				 Present); President and
				 Chief Executive Officer,
				 Schneeweis Partners, LLC
				 (2001-Present)
----------- -------------- ------------------------- ------------- --------------------
*  The Fund complex consists of Managers Trust I, The Managers
   Funds, Managers AMG Funds and Managers Trust II.



INTERESTED TRUSTEES:   The following Trustees are "interested persons" of the
Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.


	    POSITION(S) HELD	     			NUMBER		OTHER
NAME	    WITH TRUST AND     PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE    LENGTH OF TIME     DURING PAST 5 YEARS    FUND COMPLEX  HELD BY TRUSTEES
OF BIRTH	 SERVED	 		      	      OVERSEEN BY
							TRUSTEE*
--------   ---------------- ---------------------  ------------- --------------------
Sean M.Healey	Trustee since	 President and Chief 	      21	None
DOB:5/9/61	2000		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
--------   ---------------- ---------------------  ------------- --------------------
Peter M.	Trustee since    President and Chief 	       21	None
Lebovitz	2002 and	 Executive Officer,
DO :1/18/55	President since	 The Managers Funds
		2000		 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Mgmt.,Inc. (1989-
				 1993)
--------   ---------------- ---------------------  ------------- --------------------
*  The Fund complex consists of Managers Trust I, The Managers
   Funds, Managers AMG Funds and Managers Trust II.


OFFICERS
--------



		POSITION(S) HELD
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS
OF BIRTH	   SERVED

-------------   ---------------- --------------------------------------

Galan G.Daukas	Chief Financial	  Chief Operating Officer,The Managers
DOB:10/24/63	Officer since     Funds LLC (2002-Present); Chief Financial
		2002		  Officer Managers AMG Funds, The Managers
				  Funds and Managers Trust II;
				  Chief Operating Officer and
				  Chairman of the Management Committee,
				  Harbor Capital Management Co., Inc. (2000-
				  2002); Chief Operating Officer, Fleet
				  Investment Advisors (1992-2000)
-------------   ---------------- ---------------------------------------
Donald S. 	Treasurer and     Director, Finance and Planning, The
Rumery		Secretary since	  Managers Funds LLC,(1994-Present);
DOB:5/29/58	  2000 		  Treasurer and Chief Financial Officer,
				  Managers Distributors, Inc. (2000-Present);
				  Secretary and Treasurer, Managers Trust II
                                  and The Managers Funds; Treasurer of
                                  Managers AMG Funds.
-------------   ---------------- --------------------------------------

TRUSTEE SHARE OWNERSHIP
-----------------------

				Dollar Range of		Aggregate Dollar
				Equity Securities in 	Range of Equity
				the Fund Beneficially 	Securities in
				Owned as of 		All Registered
				December 31, 2003	Investment Companies
							Overseen by Trustee in
							Family of Investment
							Companies(1) Beneficially
							Owned as of December 31, 2003
				----------------------	-----------------------------

INDEPENDENT TRUSTEES:
---------------------
Jack W. Aber
William E. Chapman II
Edward J. Kaier
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

------------------------------
INTERESTED TRUSTEES:
--------------------
Sean M. Healey
Peter M. Lebovitz



(1) The Managers Funds Family of Funds consists of Managers Trust I, Managers AMG Funds, The Managers Funds and Managers Trust II

Audit Committee
---------------
The Board of Trustees has an Audit Committee consisting of the Independent Trustees. Under the terms of its charter, the Committee (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) receives and reviews communications from the auditors relating to the auditors' review of the Fund's financial statements;
(c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust's independent auditors; (d) meets periodically with the independent auditors to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent auditors;
(e) considers and acts upon proposals for the independent auditors to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent auditors matters bearing upon the auditors' status as "independent" under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

Trustees' Compensation
----------------------


				Aggregate		Total Compensation
				Compensation From 	from the Fund
Name of Trustee			the Fund (a)		Complex Paid to Trustees
(b)
---------------------------	-------------------	--------------------------
Independent Trustees:
---------------------

Jack W. Aber				$4,068			$32,000
William E. Chapman, II			$4,068			$32,500
Edward J. Kaier				$4,068			$32,500
Madeline H. McWhinney			$4,068			$27,500
Steven J. Paggioli			$4,068			$26,500
Eric Rakowski				$4,068			$32,000
Thomas R. Schneeweis			$4,068			$26,500

Interested Trustees:
--------------------

Sean M. Healey				None			None
Peter M. Lebovitz			None			None



(a) Compensation is calculated for the Fund's fiscal year ended
October 31, 2003. The Fund does not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes compensation paid during the 12-month period ending October 31, 2003 for services as a Trustee of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.


		CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
		---------------------------------------------------

Control Persons
---------------
As of December 30, 2003, to the knowledge of the Trust, no shareholder "controlled" (within the meaning of the 1940 Act) the Fund. An entity or person that "controls" the Fund could have effective voting control over the Fund.

Principal Holders
-----------------
As of December 30, 2003, the following persons or entities owned of record more than 5% of the outstanding shares of the Institutional Class shares and the Investor Class shares of the Fund:


Name and Address				Percentage Ownership
----------------				--------------------

						Institutional Class Investor Class
						------------------- --------------
Charles Schwab & Co., Inc. (1) 			     37%		N/A
Special Custody A/C FBO Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp. (1) 		      9%		N/A
New York, NY



(1) This shareholder is an omnibus processing organization holding Fund shares on behalf of its customers.

The Trust did not know of any person who, as of December 30 2003, beneficially owned 5% or more of the outstanding shares of the Institutional Class shares or the Investor Class shares of the Fund.

Management Ownership
--------------------
As of December 30, 2003, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Institutional Class shares and the Investor Class shares of the Fund.


			    MANAGEMENT OF THE FUND
			    ======================

Investment Manager and Sub-Advisor
----------------------------------
The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Fund. The Managers Funds LLC is a subsidiary of AMG, and AMG serves as the Managing Member of the LLC. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor to the Fund.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisors for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Fund. The Investment Manager receives no additional compensation from the Fund for its administration services. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of First Quadrant, L.P., the sub-advisor which manages the assets of the Fund (the "Sub-Advisor" or "First Quadrant"). First Quadrant was selected by the Investment Manager, subject to the review and approval of the Trustees. First Quadrant is the successor firm to First Quadrant Corporation, which was formed in 1998.
AMG indirectly owns a majority interest in First Quadrant. As of December 31, 2003, First Quadrant's assets under management totaled approximately $[___] billion. First Quadrant's address is 800 E. Colorado Boulevard, Suite 900, Pasadena, California, 91101. Christopher G. Luck and R. Max Darnell are the lead portfolio managers for the Fund.

The Sub-Advisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Advisor provides to the Fund are limited to asset management and related recordkeeping services. The Sub-Advisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager and Sub-Advisor by the Fund
--------------------------------------------------------------
As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Advisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Advisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

For the fiscal year ended October 31, 2002 and for the period December 18, 2000 (commencement of operations) through October 31, 2001, no fee was paid under the Investment Management Agreement with respect to the Fund. If the Investment Manager had not agreed to waive all or a portion of its fees in connection with a contractual agreement to limit the Fund's total annual operating expenses to 1.00% of average daily net assets during the periods, the fee under that agreement would have been $54,658 and $19,951, respectively.

Fee Waivers and Expense Limitations
-----------------------------------
The Investment Manager has contractually agreed through March 1, 2005, to limit total annual fund operating expenses for the Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) to 0.99% of the average daily net assets allocable to the Institutional Class and 1.24% of the average daily net assets allocable to the Investor Class shares, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point.
See "Managers Trust I" in the Prospectus for further information.

The Investment Manager has decided to waive all or a portion of its fee from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds.

Investment Management and Sub-Advisory Agreements
-------------------------------------------------
The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a sub-advisory agreement with First Quadrant, dated July 31, 2003 (the "Sub-Advisory Agreement").

The Investment Management Agreement and the Sub-Advisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Advisor on not more than 60 days' written notice to the other party and to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for:

  *	developing and furnishing continuously an investment program and
	strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

  *	providing research and analysis relative to the investment program and
	investments of the Fund;

  *	determining (subject to the overall supervision and review of the Board
	of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

  *	making changes on behalf of the Trust in the investments of the Fund.

Under the Sub-Advisory Agreement, First Quadrant is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by its Investment Manager or Sub-
Advisor including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Advisor or their affiliates, other than affiliated registered investment companies.

The Sub-Advisory Agreement requires the Sub-Advisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Advisor to acquire for the Fund a position in any investment which any of the Sub-Advisor's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Sub-Advisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Advisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Approval of Investment Management and Sub-Advisory Agreements
-------------------------------------------------------------
At a meeting of the Board of Trustees held on March 14, 2003, the Trustees, including all of the Independent Trustees, approved the Investment Management Agreement and the Sub-Advisory Agreement contingent upon shareholder approval of both agreements and consummation of the Reorganization. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Sub-Advisory Agreements, the Trustees considered a variety of information relating to FQ Fund, the Investment Manager and First Quadrant, including fee and expense information for the Fund prior to and after giving effect to the Reorganization. The Trustees considered information relating to First Quadrant's financial condition, operations, personnel, investment philosophy and investment strategies and techniques as well as the performance of FQ Fund. The Trustees also considered the compliance capabilities of the Investment Manager and First Quadrant, including their personal trading policies and procedures.

The Trustees also considered the Investment Manager's performance of similar duties for FQ Fund and other series of Managers AMG Funds. During the review process, representatives of the Investment Manager and First Quadrant provided an oral presentation to the Trustees and answered questions concerning these and related matters. In approving the agreements, the Trustees considered, among other things, the manner in which responsibility for advisory, administrative and distribution activities would be allocated between the Investment Manager and First Quadrant. In addition, the Trustees considered the commitments of the Investment Manager and First Quadrant to maintain expense limitations for the Fund.

In the course of their deliberations, the Trustees reached the following conclusions, among others: (A) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) First Quadrant's personnel are well qualified to manage the Fund's assets in accordance with the Fund's investment objectives and policies as amended in connection with the Reorganization; (C) the Investment Manager and First Quadrant maintain appropriate compliance programs; (D) the performance of FQ Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (E) the Fund's advisory expenses under the Investment Management and Sub-Advisory Agreements are expected to be reasonable in relation to those of similar funds and to the services provided by the Investment Manager and First Quadrant. The Trustees noted that the Investment Management and Sub-Advisory Agreements would result in higher advisory fees for the Fund. The Trustees concluded that this additional expense was appropriate in light of the decrease in overall Fund expenses anticipated to be realized in connection with First Quadrant's implementation of the Fund's revised investment strategy following the Reorganization and (b) the additional expertise required of First Quadrant to select and monitor individual equity securities and manage the Fund on a tax efficient basis under the Fund's revised investment strategy.

Based on their conclusions, the Trustees determined that approval of the Investment Management and Sub-Advisory Agreements would be in the interests of the Fund and its shareholders.

Proxy Voting Policies and Procedures
------------------------------------
Proxies for the Fund's portfolio securities are voted in accordance with First Quadrant's proxy voting policies and procedures, which are set forth in Appendix A to this Statement of Additional Information, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a "Cash Sweep Fund"), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund's directors.

Reimbursement Agreement
-----------------------
Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund and, under the distribution agreement between MDI and the Fund, MDI provides a variety of shareholder and marketing services to the Fund. MDI receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Code of Ethics
--------------
The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, Managers Distributors, Inc. ("MDI") and the Sub-Advisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment Manager, MDI or the Sub-Advisor, respectively and the code of ethics of the Sub-Advisor (applicable to "access persons" of the Trust that are also employees of the Sub-Advisor). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities).
The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, MDI or the Sub-Advisor may invest in securities, including securities that may be purchased or held by the Fund.

Distribution Arrangements
-------------------------
MDI acts as the distributor (the "Distributor") in connection with the offering of the Fund's shares. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation.

Shares of the Investor Class are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution. In accordance with the terms of the Plan of Distribution, the Fund has agreed to pay the Distributor 0.25% of the daily net assets of the Fund allocable to the Investor Class shares. The Distributor will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer Investor Class shares of the Fund to their clients through proprietary mutual fund "supermarkets" and similar platforms.

Shares of the Institutional Class of shares are sold without a sales load and are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually
(i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

Custodian
---------
The Bank of New York ("BNY" or the "Custodian"), 100 Church Street, New
York, New York, is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub- custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent
--------------
Boston Financial Data Services, Inc., P.O. Box 8517, Boston, Massachusetts 02266-8517, is the transfer agent (the "Transfer Agent") for the Fund.
PFPC Brokerage Services, P.O. Box 9847, Pawtucket, Rhode Island 02940-8047, is the sub-transfer agent for the ManagersChoice asset allocation accounts.


Independent Public Accountants
------------------------------
PricewaterhouseCooper LLP, 125 High Street, Boston, Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund's federal and state income tax returns and may provide other audit, tax and related services.

		BROKERAGE ALLOCATION AND OTHER PRACTICES
		----------------------------------------

The Sub-Advisory Agreement provides that the Sub-Advisor place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Advisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Advisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Advisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Advisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Advisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Advisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Advisor. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best execution, the Sub-Advisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Advisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-advisor.

The fees of the Sub-Advisor are not reduced by reason of their receipt of such brokerage and research services. Generally, the Sub-Advisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

During the period December 18, 2000 (commencement of operations) through October 31, 2001 and for the fiscal year ended October 31, 2002 and October 31, 2003, the Fund paid brokerage commissions of $7,552, $7,194 and $X,XXX, respectively.


		PURCHASE, REDEMPTION AND PRICING OF SHARES
		==========================================

Purchasing Shares
-----------------
Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust.
Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Sub-Advisor.

Purchase orders received by the Fund before the close of regular trading of the New York Stock Exchange (usually 4:00 p.m. New York Time), c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price, provided the orders the processing organization transmits to the Investment Manager were accepted by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers Trust I, Managers AMG Funds, The Managers Funds, or Managers
Trust II, subject to applicable restrictions such as minimum investment amounts. The 15-day holding period for redemption proceeds would still apply to shares purchased through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or the Custodian will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares
----------------
Any redemption orders received in proper form by the Trust before the close of regular trading on the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value determined at the close of trading on that Business Day.

Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem a shareholder account (after 60 days notice) when the value of the Institutional Class shares or the Investor Class shares in the account falls below $5,000 or $25,000, respectively, due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders.
All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares
------------------
An investor may exchange shares from the Fund into shares of any series of Managers Trust I, Managers AMG Funds, The Managers Funds, or Managers
Trust II. Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number.
In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from the redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value
---------------
The Fund computes its net asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value of the Fund is equal to the value of the Fund's assets minus liabilities allocable to that class, divided by that class's shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are valued on the basis of the last quoted sales price, or lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Dividends and Distributions
---------------------------
The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Distribution Plan
-----------------
The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") with respect to the Investor Class of shares of the Fund. Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Investor Class shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Investor Class shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. The Board of Trustees has authorized payments to the Distributor equal on an annual basis to 0.25% of the average daily net assets of the Fund allocable to the Investor Class shares. All payments by the Fund under the Distribution Plan are treated as expenses of the Investor Class and no portion of these payments is allocated to the Institutional Class shares.

				CERTAIN TAX MATTERS
				===================

The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of Funds' in General
-------------------------------------------
The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies
(the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets be represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as corporate dividends to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments
----------------------------------
Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest.
Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes.In the case of any debt security issued after July 18, 1984 and to obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security
(unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Hedging Transactions. The Fund may engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for "mixed straddles" (described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months).
When the Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of its Portfolio not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a "mixed straddle" that is subject to the straddles rules of section
1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of the Fund's securities and conversion of short-term capital losses into long-term capital losses. The Fund may make certain tax elections for its "mixed straddles" that could alter certain effects of section 1256 or section 1092.

Tax Implications of Certain Investments. Certain of the Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund's taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund. The foregoing discussion is a general summary of certain of the current federal income tax laws regarding the Fund and investors in the shares.

Federal Income Taxation of Shareholders
---------------------------------------
To the extent of the Fund's accumulated earnings and profits, ordinary income distributions, and distributions of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will generally be taxed as ordinary income to such shareholders.
However, under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for tax years 2003 through 2008) (the "Jobs and Growth Act"), such distributions will generally constitute qualified dividend income eligible for a maximum rate of 15% to individuals. Under the Jobs and Growth Act, however, if the aggregate amount of qualified dividend income received by the Fund during any taxable year is less
than 95% of the Fund's gross income (as specifically defined for that purpose), such distributions will be eligible for a maximum rate of 15%
to individuals if designated by the Fund as qualified dividend income.
The Fund may designate such distributions as qualified dividend income only to the extent the Fund itself has qualified dividend income for
the taxable year in which such distribution are made.   Qualified
dividend income is generally dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of theFund may be required to be deferred in the event the shareholder acquired otherFund shares within 30 days prior to the sale of the loss shares or 30 days aftersuch sale.

Special rules for the taxation of capital gains on qualified 5-year property were enacted by the Taxpayer Relief Act of 1997 to take effect in January 2001. In summary, for individuals and trusts in the 10% and 15% ordinary income tax rate brackets, a new tax rate of 8% (instead of 10%) will apply to long-term capital gains from the sale of assets (including
mutual funds) held more than 5 years.   For individuals and trusts in higher
tax brackets, the top rate on such gains drops from 20% to 18%. The date that the 5-year holding period starts, however, is different for the two groups. For those in the 10% and 15% brackets, the asset may be acquired at any time, but for others the asset must have been acquired after December 31, 2000.

Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution.

Foreign Taxes
-------------
The Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the Fund's total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold the Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116.

Tax-Exempt Investors
--------------------
If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in the Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

State and Local Taxes
---------------------
The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisors concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation
--------------
The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Shareholders should consult their tax advisors about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

				PERFORMANCE DATA
				================

From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information and in the Fund's Prospectus.

Average Annual Total Return
---------------------------
The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:



				P (1 + T) n = ERV

In the above formula, P = a hypothetical initial payment of $1,000

T 	= average annual total return
n	= number of years
ERV	= ending redeemable value of the hypothetical $1,000 payment made at
	  the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

Average Annual Total Returns are not shown for the Investor Class because it is new. Average Annual Total Returns for the Institutional Class of shares for theperiods ended October 31, 2003 were as follows:


Fund				1 Year		Life of Fund
----------------------		---------	------------
Institutional Class *		  XX.XX%	  XX.XX% *

* Inception for the Institutional Class of shares was on December 18, 2000.


After Tax and Cumulative Returns
--------------------------------
Average Annual Total Return (after taxes on distributions). The Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

				P(1+T)n = ATVD

In the above formula, P = a hypothetical initial payment of $1,000

T	= average annual total return (after taxes on distributions)
n	= number of years
ATVD	= ending value of a hypothetical $1,000 payment made at the beginning
	  of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The Average Annual Returns (after taxes on distributions) are not shown for the Investor Class of shares because it is new. The Average Annual Total Returns (after taxes on distributions) for the Institutional Class of shares for the periods ended October 31, 2003 were as follows:

Fund				1 Year		Life of Fund
----------------------		---------	------------
Institutional Class *		  XX.XX%	  XX.XX% *

* Inception for the Institutional Class of shares was on December 18, 2000.

Average Annual Total Return (after taxes on distributions and redemptions). The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

				P(1+T)n = ATVDR

In the above formula, P = a hypothetical initial payment of $1,000

T	= average annual total return (after taxes on distributions and
	  redemption)
n	= number of years
ATVDR 	= ending value of a hypothetical $1,000 payment made at the beginning
	  of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions
(e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character
(e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Average Annual Total Returns (after taxes on distributions and redemptions) are not shown for the Investor Class of shares because it is new. The following table shows the average annual total returns (after taxes on distributions and redemptions) for the Institutional Class of shares for the periods ended October 31, 2003.

Fund				1 Year		Life of Fund
----------------------		---------	------------
Institutional Class *		  XX.XX%	  XX.XX% *

* Inception for the Institutional Class of shares was on December 18, 2000.

Cumulative Total Return. The Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains).

Cumulative total returns are not shown for the Investor Class of shares because it is new. The following table shows the cumulative total returns for the Institutional Class of shares for the periods ended
October 31, 2002:


Fund				1 Year		Life of Fund
----------------------		---------	------------
Institutional Class *		  XX.XX%	  XX.XX% *

* Inception for the Institutional Class of shares was on December 18, 2000.

Performance Comparisons
-----------------------
The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Russell 3000 Index, Wilshire 5000 Equity Index, Russell 3000 Growth Index, Russell 1000 Growth Index,
Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

Massachusetts Business Trust
----------------------------
The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation.
However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares
---------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts Business Trust" above.
The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of two classes of shares of the Fund - the Institutional Class and the Investor Class.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each whole share held (or a proportionate fractional vote in respect of a fractional share), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares,whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of one series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information
----------------------
This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

			FINANCIAL STATEMENTS
			--------------------

The Fund's audited Financial Statements for the fiscal year ended
October 31, 2003 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Accountants, _______________, are incorporated by reference into this Statement of Additional Information from the Fund's Annual Report for the fiscal year ended October 31, 2003 filed with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The Fund's 2003 Annual Report is available without charge by calling The Managers Funds at (800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov. Date of Annual Report; Date of Filing of Annual Report; Accession Number: 10/31/03; 12/22/03; XXXXXXXXXX-XX-XXXX

		     Overview
		First Quadrant, L.P.

		    Proxy Voting
		Policies and Procedures

Investment Advisers Act of 1940 Rule 206(4)-6 imposes a number of requirements on investment advisers that have voting authority with respect to securities held in their clients' portfolios. The SEC states that the duty of care requires an adviser with proxy voting authority to monitor corporate actions and to vote the proxies. To satisfy its duty of loyalty, an adviser must cast the proxy votes in a manner consistent with the best interests of its clients, and must never put the adviser's own interest above those of its clients. First Quadrant defines the best interest of a client to mean the best economic interest of the holders of the same or similar securities of the issuer held in the client's account.

These written policies and procedures are designed to reasonably ensure that First Quadrant, L.P. ("First
Quadrant") votes proxies in the best interest of clients for whom First Quadrant has voting authority and describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting.

First Quadrant utilizes the services of an independent outside proxy service, Institutional
Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy voting for our clients, and to provide independent research on corporate governance, proxy, and corporate responsibility issues. In addition, First
Quadrant has adopted as its own policies those of ISS' proxy voting guidelines.

First Quadrant maintains a Proxy Committee (the
"Committee"), made up of senior members of management, which is responsible for deciding what is in the best interests of each client when determining how proxies are voted. The Committee meets at least annually to review, approve, and adopt as First
Quadrant's own policies, ISS proxy voting policies
(a summary of which is attached). Any changes to the ISS voting guidelines must be reviewed, approved, and adopted by the Committee at the time the changes occur.
Because circumstances differ between clients, some clients contractually reserve the right to vote their own proxies or contractually may direct First Quadrant to vote certain of their proxies in a specific manner, in which case the Committee will assume the responsibility for voting the proxies in accordance with the client's desires.

First Quadrant's portfolio management group also monitors corporate actions, ensuring notifications from custodians and/or information from Bloomberg or other electronic surveillance systems is recorded in our portfolio management and accounting systems.

Voting Client Proxies
---------------------

When a new portfolio is opened and First Quadrant has ascertained either through language found within the investment management agreement or through written correspondence with the client that First Quadrant is responsible for voting proxies, a letter is sent to the custodian informing them that ISS will act as First Quadrant's proxy voting agent and advising them to forward all proxy material pertaining to the portfolio to ISS for execution. Additionally, on a quarterly basis, First Quadrant provides ISS with a list of the portfolios for which First Quadrant holds voting authority.

ISS, as proxy voting agent for First Quadrant, is responsible for analyzing and voting each proxy in a timely manner, maintaining records of proxy statements received and votes cast, and providing reports to First Quadrant, upon request, concerning how proxies were voted for a client. First Quadrant's
Client Service Dept. is responsible for: setting up new portfolios; determining which portfolios First
Quadrant has proxy voting responsibilities; ensuring the custodians and ISS are appropriately notified;
receiving and forwarding to the Committee, and ultimately ISS, any direction received from a client to vote a proxy in a specific manner; and maintaining client documentation and any communications received by First Quadrant related to proxy voting, including records of all communications received from clients requesting information on how their proxies were voted and First Quadrant's responses.

Oversight of ISS
----------------

As First Quadrant retains ultimate responsibility for proxies voted by ISS, First Quadrant will monitor ISS proxy voting to ensure it is completed in accordance with the proxy voting guidelines adopted by First
Quadrant. This monitoring may be accomplished through discussions with ISS, mini-audits, or a combination of these approaches.

Conflicts of Interest
---------------------

The adoption of the ISS proxy voting policies provides pre-determined policies for voting proxies and thereby removes conflict of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that First
Quadrant may have to interpret what is in the best interest of any client or how to vote proxies in cases where First Quadrant has a material conflict of interest or the appearance of a material conflict of interest. Although, no situation under normal circumstances is expected where First Quadrant will retain discretion from ISS, the Committee will monitor any situation where First Quadrant has any discretion to interpret or vote and will confirm delegation to ISS if First Quadrant has a material conflict of interest.

		ISS Proxy Voting
	ISS Proxy Voting Guidelines Summary
	-----------------------------------

The following is a concise summary of ISS's proxy voting policy guidelines.

1.	Auditors
================
Vote FOR proposals to ratify auditors, unless any of the following apply:
	* An auditor has a financial interest in or association with the company, and is therefore not independent
	* Fees for non-audit services are excessive, or
	* There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. 	Board of Directors
==========================
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board
--------------------------------------------
Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)
--------------------------------------------
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees
-------------------------------------------------------------
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.	Shareholder Rights
==========================
Shareholder Ability to Act by Written Consent
---------------------------------------------
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
--------------------------------------------
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
-------------------------------
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting
-----------------
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting
-------------------
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.	 Proxy Contests
=======================
Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. 	Poison Pills
====================
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.	Mergers and Corporate Restructurings
============================================
Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.	 Reincorporation Proposals
==================================
Proposals to change a company's state of incorporation should be evaluated on a CASE BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure
====================
Common Stock Authorization
--------------------------
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
----------------
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

	* It is intended for financing purposes with minimal or no dilution to current shareholders
	* It is not designed to preserve the voting power of an insider or significant shareholder

9. 	Executive and Director Compensation
===========================================
Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation datadisclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

* Historic trading patterns
* Rationale for the repricing
* Value-for-value exchange
* Option vesting
* Term of the option
* Exercise price
* Participation

Employee Stock Purchase Plans
-----------------------------
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

*  Purchase price is at least 85 percent of fair market value
*  Offering period is 27 months or less, and
*  Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation
-------------------------------------
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. 	Social and Environmental Issues
=======================================
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

=========================================================================
			MANAGERS TRUST I
			   FORM N-1A

		  PART C.  OTHER INFORMATION
=========================================================================

-------------------------------------------------------------------------
Item 23.	Exhibits.
----------	---------------------------------------------------------
(a)(i)		Declaration of Trust dated December 17, 1991.  (iii)

(a)(ii)		Amendment No. 8 to Declaration of Trust changing the name
		of the Trust to "Managers Trust I" (filed herewith).

(a)(iii)	Amendment No. 9 to Declaration of Trust establishing
		Institutional and Investor Shares of the First Quadrant Tax-Managed Equity Fund.*

(b)		By-Laws, as amended (filed herewith).

(c)		Not Applicable

(d)(i)		Fund Management Agreement between The Managers Funds LLC
		and Managers Trust I, dated as of August 1, 2000.  (iv)

(d)(ii)		Sub-Advisory Agreement between The Managers Funds LLC and
		Smith Breeden Associates, Inc. dated August 1, 2000.  (iv)

(e)(i)		Distribution Agreement between Managers Distributors, Inc.
		and Managers Trust I dated August 1, 2000.  (v)

(e)(ii)		Form of Amendment to Distribution Agreement between
		Managers Distributors, Inc. and Managers Trust I (filed herewith).

(f)		Not Applicable.

(g)		Custodian Contract between The Bank of New York and
		Managers Trust I dated  August 5, 2002.  (vi)

(h)(i)		Administration and Shareholder Servicing Agreement, dated
		as of August 1, 2000.  (iv)

(h)(ii)		Transfer Agency and Service Agreement between The Managers
		Trust I and State Street Bank and Trust Company, dated as of August 1, 2000. (iv)

(i)(i)		Opinion and consent of Goodwin Procter LLP with respect to
		legality of securities being registered.  (i)

(i)(ii)		Opinion and consent of Goodwin Procter LLP with respect to
		legality of securities being registered.*

(j)		Not applicable.

(k)		Not applicable.

(l)		Initial Capital Agreements.  (i)

(m)		Plan of Distribution Pursuant to Rule 12b-1 (filed
		herewith).

(n)		Multiple Class Expense Allocation Plan adopted pursuant to
		Rule 18f-3 (filed herewith).

(o)(i)		Code of Ethics of Managers Trust I.  (iv)

(o)(ii)		Code of Ethics of The Managers Funds LLC and Managers
		Distributors, Inc.  (v)

(o)(iii)	Code of Ethics of First Quadrant, L.P. (vii)

(p)(i)		Power of Attorney for the Trustees of the Registrant.  (vi)

(p)(ii)		Power of Attorney for the Officers of the Registrant.  (vi)

-------------------------------------------

(i)	Filed as an exhibit to the Registrant's Registration Statement on
	Form N1-A, Registration	Nos. 033-44909, 811-6520 (filed April 14,
	1992).

(ii)	Filed as an exhibit to the Registrant's Registration
	Statement on Form N1-A, Registration Nos. 033-44909; 811-6520 (filed August 1, 1995).

(iii)	Filed as an exhibit to the Registrant's Registration
	Statement on Form N1-A, Registration Nos. 033-44909; 811-6520 (filed July 31, 1998).

(iv)	Filed as an exhibit to the Registrant's Registration
	Statement on Form N1-A, Registration Nos. 033-44909; 811-6520 (filed August 1, 2000).

(v)	Filed as an exhibit to the Registrant's Registration Statement on
	Form N1-A, Registration Nos. 033-44909; 811-6520 (filed August 1,
	2001).

(vi)	Filed as an exhibit to the Registrant's Registration Statement
	on Form N1-A, Registration Nos. 033-44909; 811-6520 (filed May
	30, 2003).

(vii)	Filed as an exhibit to the Registrant's Registration Statement
	on Form N1-A, Registration Nos. 033-44909; 811-6520 (filed
	July 31, 2003)

*To be filed by amendment.

Item 24.	Persons Controlled by or Under Common Control with
		Registrant.
------------	--------------------------------------------------
None.


Item 25.	Indemnification.
------------	--------------------------------------------------
Reference is made to Article IV, Sections 4.2 and 4.3 of
Registrant's Declaration of Trust with respect to indemnification of the trustees and officers of Registrant against liabilities which may be incurred by them in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.
Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund.

Item 26.	Business and Other Connections of Investment Adviser.
------------	-----------------------------------------------------
The Managers Funds LLC, a registered investment adviser, serves as investment adviser to the Trust. The Managers
Funds LLC is a subsidiary of Affiliated  Managers Group,
Inc. ("AMG") and a wholly owned subsidiary serves as its managing member. The Managers Funds LLC serves exclusively as an investment adviser to and distributor of shares of investment companies registered under the 1940 Act. The business and other connections of the Officers and Directors of The Managers Funds LLC, are listed in
Schedules A and D of its ADV Form as currently on file with the Commission, the text of which schedules are hereby incorporated herein by reference. The file number of said
ADV Form is 801-56365.

The Managers Funds LLC has hired a subadviser for the only series of the Trust. The business and other connections of the Officers and Directors of the sub-adviser are listed in the respective Schedules A and D of its ADV Form as currently on file with the commission, the text of which schedules are hereby incorporated herein by reference. The subadviser is First Quadrant, L.P., whose ADV Form file number is 801-51748.

Item 27.	Principal Underwriters.
------------	------------------------------------------------
(a) 	Managers Distributors, Inc. acts as principal
	underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for Managers AMG Funds, The Managers Funds and Managers Trust II.

(b) 	The following information relates to the directors,
	officers and partners of Managers Distributors, Inc.:

	Name and Principal	Positions and Offices
							Positions and
	Business Address	with Underwriter	Offices
							with Fund
	------------------	--------------------- 	--------
	Nathaniel Dalton	       Director		None
	c/o Affiliated Managers
  	Group, Inc.
	600 Hale Street
	Prides Crossings, MA 01965

	Daniel J. Shea			Director	None
	c/o Affiliated Managers
 	 Group, Inc.
	600 Hale Street
	Prides Crossings, MA 01965

	John Kingston, III		Director	None
	c/o Affiliated Managers		and Secretary
 	 Group, Inc.
	600 Hale Street
	Prides Crossings, MA 01965

	Peter M. Lebovitz		President	Trustee and
	c/o The Managers Funds LLC		 	President
	40 Richards Avenue
	Norwalk, Connecticut 06854

	Donald S. Rumery		Treasurer	Secretary and
	c/o The Managers Funds LLC			Treasurer
	40 Richards Avenue
	Norwalk, Connecticut 06854

(c)	Not applicable.

Item 28.	Location of Accounts and Records.
----------	-------------------------------------------------
The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be kept by the Registrant at the following offices:

(1)	At the offices of the Registrant at 40 Richards Avenue,
	Norwalk, Connecticut 06854 and at the offices of the Custodian, The Bank of New York, 100 Church Street, New York, New York 102086 and at the offices of Boston Financial Data Services, Inc., 1776 Heritage Drive, North Quincy, Massachusetts 01171.

(2)	First Quadrant, L.P., 800 East Colorado Blvd, Suite 900,
	Pasadena, CA  91101.

Item 29.	Management Services.
----------	-------------------------------------------------
There are no management-related service contracts other than the Fund Management Agreement relating to management services described in Parts A and B.

Item 30.	Undertakings.
----------	-------------------------------------------------
(a)	The Registrant previously has undertaken to promptly call a
	meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b)	The Registrant hereby undertakes to furnish to each person
	to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

=========================================================================

EXHIBIT (a)(ii):	Amendment No. 8 to Declaration of Trust Changing
			the Name of the Trust to Managers Trust I

=========================================================================

	AMENDMENT TO AGREEMENT AND DECLARATION OF TRUST
	-----------------------------------------------
		    THE MANAGERS TRUST I

Amendment No. 8 to Agreement and Declaration of Trust
-----------------------------------------------------
  The undersigned, being at least a majority of the Trustees of The Managers Trust I (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, DO HEREBY AMEND the Trust's Agreement and Declaration of Trust dated December 18, 1991, as amended to date (the "Declaration of Trust"), as follows:

     WHEREAS, Section 8, Article IX of the Declaration of Trust provides that the Trustees may amend the Declaration of Trust at any time without the authorization of shareholders for the purpose of changing the name of the Trust by executing an instrument in writing signed by a majority of the Trustees; and

     WHEREAS, the Trustees desire to change the name of the Trust.

     NOW, THEREFORE, the Declaration of Trust is hereby amended, effective as of December 5, 2003, as follows:
Section 1, Article I of the Declaration of Trust is amended in its entirety to read as follows:

	Section 1.	This Trust shall be known as "Managers Trust
	I," and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

The foregoing amendment may be signed in counterparts with the same effect as if all signatories had signed the same document. All such counterparts shall be deemed an original, shall be construed together and shall constitute one and the same instrument.


			[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the undersigned have executed this instrument as of this 5th day of December, 2003.


/s/ Jack W. Aber			/s/ William E. Chapman, II
-------------------------------		-------------------------------
Jack W. Aber				William E. Chapman, II


/s/ Sean M. Healey			/s/ Edward J. Kaier
-------------------------------		-------------------------------
Sean M. Healey				Edward J. Kaier


/s/ Peter M. Lebovitz			/s/ Madeline H. McWhinney
-------------------------------		-------------------------------
Peter M. Lebovitz			Madeline H. McWhinney


/s/ Steven J. Paggioli			/s/ Eric Rakowski
-------------------------------		-------------------------------
Steven J. Paggioli			Eric Rakowski


/s/ Thomas R. Schneeweis
-------------------------------
Thomas R. Schneeweis

=========================================================================

EXHIBIT B:		   By-Laws, as Amended

=========================================================================

				BYLAWS
		  		  OF
	                SMITH BREEDEN TRUST
			-------------------

			ARTICLE 1
Agreement and Declaration of Trust and Principal Office

     1.1. Agreement and Declaration of Trust. These Bylaws shall be subject to the Agreement and Declaration of Trust, as from time to time in effect (the "Declaration of Trust"), of Caterpillar Investment Trust, the Massachusetts business trust established by the Declaration of Trust (the "Trust").

     1.2. Principal Office of the Trust. The initial principal office of the Trust shall be located in Chapel Hill, North
Carolina. The Trust may have such other offices within or without Massachusetts as the Trustee may determine or as they may authorize.

			ARTICLE 2
	  	Meetings of Trustees

     2.1. Regular Meetings. Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine, provided that notice of the first regular meeting following any such determination shall be given to absent Trustees.

     2.2. Special Meetings. Special meetings of the Trustees may be held at any time and at any place designated in the call of the meeting when called by the Chairman of the Trustees, the President or the Treasurer or by two or more Trustees, sufficient notice thereof being given to each Trustee by the Clerk or an Assistant Clerk or by the officer or the Trustees calling the meeting.

     2.3. Notice. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram, telex or telecopy or other electronic facsimile transmission method at least twenty-four hours before the meeting addressed to the Trustee at his or her usual or last known business or residence address or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting. Notice of a meeting need not be given to any Trustee if a written waiver of notice, executed by him or her before the meeting, is filed with the records of the meeting, or to any Trustee who attends the meeting without protesting prior thereto or at its commencement the lack of notice to him or her. Neither notice of a meeting nor a waiver of a notice need specify the purposes of the meeting.

     2.4. Quorum. At any meeting of the Trustees a majority of the Trustees then in office shall constitute a quorum. Any meeting may be adjourned from time to time by a majority of the votes cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned without further notice.

     2.5. Action by Vote. When a quorum is present at any meeting, a majority of Trustees present may take any action, except when a larger vote is expressly required by law, by the Declaration of Trust or by these Bylaws.

     2.6. Action by Writing. Except as required by law, any action required or permitted to be taken at any meeting of theTrustees may be taken without a meeting if a majority of theTrustees (or such larger proportion thereof as shall be required by any express provision of the Declaration of Trust or these Bylaws) consent to the action in writing and such written consents are filed with the records of the meetings of Trustees. Such consent shall be treated for all purposes as a vote taken at a meeting of Trustees.

     2.7. Presence through Communications Equipment. Except as required by law, the Trustees may participate in a meeting of Trustees by means of a conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other at the same time and participation by such means shall constitute presence in person at a meeting.

			ARTICLE 3
			Officers

     3.1. Enumeration; Qualification. The officers of the Trust shall be a President, a Treasurer, a Clerk, and such other officers, including a Chairman of the Trustees and a Controller, if any, as the Trustees from time to time may in their discretion elect. The Trust may also have such agents as the Trustees from time to time may in their discretion appoint. The Chairman of the Trustees, if one is elected, shall be a Trustee and may but need not be a Shareholder; and any other officer may but need not be a Trustee or a Shareholder. Any two or more offices may be held by the same person.

     3.2.  Election.  The President, the Treasurer, and the
Clerk, shall be elected by the Trustees. Other officers, if any, may be elected or appointed by the Trustees at any time.
Vacancies in any office may be filled at any time.

     3.3. Tenure. The Chairman of the Trustees, if one is elected, the President, the Treasurer and the Clerk shall hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer shall hold office and each agent shall retain authority at the pleasure of the Trustees.

     3.4. Powers. Subject to the provisions of these Bylaws, each officer shall have, in addition to the duties and powers herein and in the Declaration of Trust set forth, such duties and powers as are commonly incident to the office occupied by him or her as if the Trust were organized as a Massachusetts business corporation and such other duties and powers as the Trustees may from time to time designate.

     3.5. Chairman; President. Unless the Trustees otherwise provide, the Chairman of the Trustees or, if there is none or in the absence of the Chairman, the President shall preside at all meetings of the Shareholders and of the Trustees. The President shall be the chief executive officer.

     3.6. Treasurer and Controller. The Treasurer shall be the chief financial officer and, if no Controller is elected, chief accounting officer of the Trust, and shall, subject to the provisions of the Declaration of Trust and to any arrangement made by the Trustees with a custodian, investment adviser or manager, or transfer, shareholder servicing or similar agent, be in charge of the valuable papers and, if no Controller is elected, the books of account and accounting records of theTrust, and shall have such other duties and powers as may be designated from time to time by the Trustees or by the President.

     The Controller, if any, shall be the chief accounting officer of the Trust and shall be in charge of its books of account and accounting records. The Controller shall be responsible for preparation of financial statements of the Trust and shall have such other duties and powers as may be designated from time to time by the Trustees or the President.

     3.7. Clerk. The Clerk shall record all proceedings of the Shareholders and the Trustees in books to be kept therefor, which books or a copy thereof shall be kept at the principal office of the Trust. In the absence of the Clerk from any meeting of the Shareholders or Trustees, an assistant clerk or, if there be none or if he or she is absent, a temporary clerk chosen at such meeting shall record the proceedings thereof in the aforesaid books.

     3.8. Resignations. Any officer may resign at any time by written instrument signed by him or her and delivered to the Chairman, the President or the Clerk or to a meeting of theTrustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except tothe extent expressly provided in a written agreement with theTrust, no officer resigning and no officer removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal.


			ARTICLE 4
			Committees

     4.1. Quorum; Voting. A majority of the members of any Committee of the Trustees shall constitute a quorum for the transaction of business, and any action of such a Committee may be taken at a meeting by a vote of a majority of the members present (a quorum being present) or evidenced by one or more writings signed by such a majority. Members of a Committee may participate in a meeting of such Committee by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time and participation by such means shall constitute presence in person at a meeting.


			ARTICLE 5
			Reports

     5.1. General. The Trustees and officers shall render reports at the time and in the manner required by the Declaration of Trust or any applicable law. Officers and Committees shall render such additional reports as they may deem desirable or as may from time to time be required by the Trustees.


			ARTICLE 6
			Fiscal Year

     6.1. General. Except as from time to time otherwise provided by the Trustees, the initial fiscal year of the Trust shall end on such date as is determined in advance or in arrears by the Treasurer, and subsequent fiscal years shall end on such date in subsequent years.



			ARTICLE 7
			  Seal

     7.1.  General.  The Trust shall have no seal.



			ARTICLE 8
		  Execution of Papers

     8.1. General. Except as the Trustees may generally or in particular cases authorize the execution thereof in some other manner, all deeds, leases, contracts, notes and other obligations made by the Trustees shall be signed by the President or by theTreasurer.



			ARTICLE 9
		  Share Certificates

     9.1. Share Certificates. No certificates certifying the ownership of Shares shall be issued except as the Trustee may otherwise authorize. In the event that the Trustees authorize the issuance of Share certificates, subject to the provisions of
Section 9.3, each Shareholder shall be entitled to a certificate stating the number of Shares and the series or class owned by himor her, in such form as shall be prescribed from time to time by the Trustees. Such certificates shall be signed by the President or any Vice-President and by the Treasurer or any Assistant Treasurer. Such signatures may be facsimiles if the certificate is signed by a transfer agent, or by a registrar, other than a Trustee, officer or employee of the Trust. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall cease to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he or she were such officer at the time of its issue.

     In lieu of issuing certificates for Shares, the Trustees or the transfer agent may either issue receipts therefor or may keep accounts upon the books of the Trust for the record holders ofsuch Shares, who shall in either case be deemed, for all purposes hereunder, to be the holders of certificates for such Shares as if they had accepted such certificates and shall be held to have expressly assented and agreed to the terms hereof.

     9.2. Loss of Certificates. In case of the alleged loss or destruction or the mutilation of a Share certificate, a duplicate certificate may be issued in place thereof, upon such terms as the Trustees may prescribe.

     9.3. Discontinuance of Issuance of Certificates. TheTrustees may at any time discontinue the issuance of Share certificates and may, by written notice to each Shareholder, require the surrender of Share certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of Shares in the Trust.

			ARTICLE 10
Provisions Relating to the Conduct of the Trust's Business

     10.1. Determination of Net Asset Value Per Share. Net asset value per Share of each series or class of Shares of theTrust shall mean: (i) the value of all the assets of such series or class of Shares; (ii) less total liabilities of such series or class of Shares; (iii) divided by the number of Shares of such series or class of Shares outstanding, in each case at the time of each determination. The net asset value per Share of each series or class of Shares shall be determined as of the primary close of trading on the New York Stock Exchange on each day on which such Exchange is open. As of any time other than the primary close of trading on such Exchange, the Trustees may cause the net asset value per Share last determined to be determined again in a similar manner or adjusted to reflect changes in market values of securities in the portfolio, such adjustment to be made on the basis of changes in selected securities prices determined by the Trustees to be relevant to the portfolio of such series or class of Shares or in averages or in other standard and readily ascertainable market data, and the Trustees may fix the time when such redetermination or adjusted net asset value per Share of each series or class of Shares shall become effective.

     In valuing the portfolio investments of any series or class of Shares for determination of net asset value per Share of such series, securities for which market quotations are readily available shall be valued at prices which, in the opinion of theTrustees or the person designated by the Trustees to make the determination, most nearly represent the market value of such securities, and other securities and asset shall be valued at their fair value as determined by or pursuant to the direction of the Trustees, which in the case of short-term debt obligations, commercial paper and repurchase agreements may, but need not, be on the basis of quoted yields for securities of comparable maturity, quality and type, or on the basis of amortized cost. Expenses and liabilities of the Trust shall be accrued each day. Liabilities may include such reserves for taxes, estimated accrued expenses and contingencies as the Trustees or their designates may in their sole discretion deem fair and reasonable under the circumstances. No accruals shall be made in respect of taxes on unrealized appreciation of securities owned unless theTrustees shall otherwise determine. Dividends payable by theTrust shall be deducted as at the time of but immediately prior to the determination of net asset value per Share on the record date thereof.

     10.2. Derivative Claims. No Shareholder shall have the right to bring or maintain any court action, proceeding or claim on behalf of this Trust or any series without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. Such demand shall be excused only when the plaintiff makes a specific showing that irreparable injury to the Trust or Series would otherwise result. Such demand shall be mailed to the Clerk of the Trust at the Trust's principal office and shall set forth in reasonable detail the nature of the proposed court action, proceeding or claim and the essential facts relied upon by the Shareholder to support the allegations made in the demand. The Trustees shall consider such demand within 45 days of its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of Shareholders of the Trust or series, as appropriate. Any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of Shareholders shall be made by the Trustees in their business judgment and shall be binding upon the Shareholders. Any decision by the Trustees to bring or maintain a court action, proceeding or suit on behalf of the Trust or a series shall be subject to the right of theShareholders under Article V, Section 1 of the Declaration of Trust to vote on whether or not such court action, proceeding or suit should or should not be brought or maintained.

     10.3. Securities and Cash of the Trust to be held by Custodian Subject to Certain Terms and Conditions.

     (a) All securities and cash owned by this Trust shall be held by or deposited with one or more banks or trust companies having (according to its last published report) not less than $5,000,000 aggregate capital, surplus and undivided profits (any such bank or trust company being hereby designated as "Custodian"), provided such a Custodian can be found ready and willing to act; subject to such rules, regulations and orders, if any, as the Securities and Exchange Commission may adopt, this Trust may, or may permit any Custodian to, deposit all or any part of the securities owned by this Trust in a system for the central handling of securities pursuant to which all securities of any particular class or series of any issue deposited within the system may be transferred or pledged by bookkeeping entry, without physical delivery. The Custodian may appoint, subject to the approval of the Trustees, one or more subcustodians.

     (b) The Trust shall enter into a written contract with each Custodian regarding the powers, duties and compensation of such Custodian with respect to the cash and securities of the Trust held by such Custodian. Such contract and all amendments thereto shall be approved by the Trustees.

     (c) The Trust shall upon the resignation or inability to serve of any Custodian or upon change of any Custodian: (i) in case of such resignation or inability to serve, use its best efforts to obtain a successor Custodian; (ii) require that the cash and securities owned by the Trust be delivered directly to the successor Custodian; and (iii) in the event that no successor Custodian can be found, submit to the Shareholders, before permitting delivery of the cash and securities owned by the Trust to a successor Custodian, the question whether the Trust shall be liquidated or shall function without a Custodian.



			ARTICLE 11
	Shareholders' Voting Powers and Meetings

     11.1. Voting Powers. The Shareholders shall have power to vote only (i) for the election of Trustees as provided in Article IV, Section 1 of the Declaration of Trust, provided, however, that no meeting of Shareholders is required to be called for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by theShareholders, (ii) with respect to any Manager or Sub-Adviser as provided in Article IV, Section 6 of the

Declaration of Trust to the extent required by the 1940 Act, (iii) with respect to any plan of distribution adopted by the Trustees with respect to one or more series or classes pursuant to Rule 12b-1 under the 1940Act, (iv) with respect to any termination of this Trust to the extent and as provided in Article IX, Section 4 of theDeclaration of Trust, (v) with respect to any amendment of the Declaration of Trust to the extent and as provided in Article IX,
Section 7 of the Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vii) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these Bylaws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Annual meetings of Shareholders are not required by these Bylaws. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. The Shareholders of any particular series or class shall not be entitled to vote on any matters as to which such series or class is not affected. Except with respect to matters as to which the Trustees have determined that only the interests of one or more particular series or classes are affected or as required by law, all of the Shares of each series or class shall, on matters as to which such series or class is entitled to vote, vote with other series or classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more series or classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such series or classes, separately. There will be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy.
A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.
The placing of a Shareholder's name on a proxy pursuant to telephonic or electronically transmitted instructions obtained pursuant to procedures reasonably designed to verify that such instructions have been authorized by such Shareholder shall constitute execution of such proxy by or on behalf of such Shareholder. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take action required by law, the Declaration of Trust or these Bylaws to be taken by Shareholders.

     11.2. Voting Power and Meetings. Meetings of the Shareholders of the Trust or of one or more series or classes of Shares may be called by the Trustees for the purpose of electing Trustees as provided in Article IV, Section 1 of the Declaration of Trust and for such other purposes as may be prescribed by law, by the Declaration of Trust or by these Bylaws. Meetings of the Shareholders of the Trust or of one or more series or classes of Shares may also be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the record of the Trust. Whenever notice of a meeting is required to be given to a Shareholder under the Declaration of Trust or these Bylaws, a written waiver thereof, executed before or after the meeting by such Shareholder or his attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice.

     11.3. Quorum and Required Vote. Ten percent (10%) of Shares entitled to vote shall be a quorum for the transaction of business at a Shareholders' meeting, except that where any provision of law or of the Declaration of Trust or these Bylaws permits or requires that holders of any series or class of Shares shall vote as a series or class, as the case may be, then ten percent (10%) of the aggregate number of Shares of that series or that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Except when a larger vote is required by any provision of law or the Declaration of Trust orthese Bylaws, a majority of the Shares voted shall decide any questions and a plurality shall elect a Trustee, provided that where any provision of law or of the Declaration of Trust or these Bylaws permits or requires that the holders of any series or class shall vote as a series or class, as the case may be,then a majority of the Shares of that series or that class voted on the matter (or a plurality with respect to the election of aTrustee) shall decide that matter insofar as that series or class is concerned.

     11.4. Action by Written Consent. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Bylaws) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

     11.5. Record Dates. For the purpose of determining the Shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a time, which shall be not more than 60 days before the date of any meeting of Shareholders or the date for the payment of any dividend or of any other distribution, as the record date for determining the Shareholders having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only Shareholders of record on such record date shall have such right notwithstanding any transfer of Shares on the books of the Trust after the record date; or without fixing such record date the Trustees may for any of such purposes close the register or transfer books for all or any part of such period.

			ARTICLE 12
		Amendments to the Bylaws

     12.1. General. These Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Amended: December 5, 2003

=========================================================================

EXHIBIT e(ii):	Form of Amendment to Distribution Agreement between
		Managers Distributors, Inc. and Managers Trust I

=========================================================================

			LETTER AGREEMENT

	    First Quadrant Tax-Managed Equity Fund

		     Distribution Agreement

_______ __, 2003

Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854
Attn:  Peter M. Lebovitz

Re:	Distribution Agreement between Managers Distributors, Inc.
	and First Quadrant Tax-Managed Equity Fund, dated as of
	March 1, 2004

Ladies and Gentlemen:

Managers Trust I (the "Trust") hereby advises you that it is creating a new series to be named First Quadrant Tax-Managed Equity Fund (the "Fund"), and that the Trust desires Managers Distributors, Inc. ("MDI") to provide distribution services with respect to the Fund pursuant to the terms and conditions of the Distribution Agreement between the Trust and MDI dated April 1, 2001. Accordingly, Schedule A to the Distribution Agreement is hereby amended as set forth on the following page.

Please acknowledge your agreement to provide the services contemplated by the Distribution Agreement with respect to the Funds by executing this letter agreement in the space provided below and then returning it to the undersigned.
Sincerely,

Managers Trust I

By:	_______________________________
	Name:
	Title:

ACKNOWLEDGED AND ACCEPTED

Managers Distributors, Inc.

By:	_______________________________
	Name:
	Title:

				SCHEDULE A
				----------

The Distributor shall be entitled to receive, in addition to any sales charges described in the then current Prospectus(es) and Statement(s) of Additional Information of the Trust, an amount equal to the percentage specified below of the average daily value of net assets represented by shares of the following series of the Trust:


Fund Name		Percentage of Average Daily Value of Net Assets
--------------------	-----------------------------------------------
First Quadrant 				    0.25%
Tax-Managed Equity
Fund

=========================================================================

EXHIBIT M:	Plan of DIstribution Pursuant to Rule 12b-1

=========================================================================


			MANAGERS TRUST I
			================

	   PLAN OF DISTRIBUTION ADOPTED PURSUANT TO
	        RULE 12B-1 FOR INVESTOR SHARES

------------------------------------------------------------------------
       WHEREAS, Managers Trust I, an unincorporated association of the type commonly known as a business trust organized under The Commonwealth of Massachusetts (the "Trust"), engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the "Act"); and

       WHEREAS, the Trust is authorized (i) to issue shares of beneficial interest in separate series, with the shares of each such series representing the interests in a separate portfolio of securities and other assets, and (ii) to divide the shares within each such series into two or more classes of shares; and

       WHEREAS, the Trust has established each of the portfolio series identified on Schedule A hereto (such series being referred to herein as the "Initial Series", and, together with all other series now existing or subsequently established by the Trust and made subject to this Plan of Distribution Adopted Pursuant to Rule 12b-1 for Investor Shares (the "Plan"), being referred to herein individually as a "Series" and collectively as the "Series"); and

       WHEREAS, the Trust has established for the Initial Series a class of shares (the "Shares") designated as "Investor Shares;" and

       WHEREAS, the Trust may be deemed a distributor of Investor Shares within the meaning of Rule 12b-1 under the Act, and desires to adopt this Plan with respect to Investor Shares of the Initial Series; and

       WHEREAS, the Trust may enter into one or more agreements with the principal underwriter of the Trust (the "Distributor") and/or one or more other underwriters, distributors, dealers, brokers, banks, trust companies and other financial intermediaries (each, an "Intermediary") for the sale of Investor Shares and/or the servicing or maintenance of accounts for the beneficial owners of Investor Shares (each, an "Agreement"); and

       WHEREAS, the Board of Trustees as a whole, and the Trustees who are not interested persons of the Trust (as defined in the Act) and who have no direct or indirect financial interest in the operation of this Plan or any Agreement (the "Qualified Trustees"), having determined, in the exercise of their reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the Act, that there is a reasonable likelihood that this Plan and such Agreements will benefit the Initial Series and the shareholders thereof, have accordingly approved this Plan and the Agreements by votes cast in person at a meeting called for the purpose of voting on this Plan and the Agreements.

       NOW, THEREFORE, the Trust hereby adopts this Plan in accordance with Rule 12b-1 under the Act, on the following terms and conditions:

       1. DISTRIBUTION AND SERVICING ACTIVITIES. Subject to the supervision of the Board of Trustees, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Investor Shares, including, but not limited to, the following: (a) making payments to the Distributor and/or one or more Intermediaries, which payments may be used to compensate such persons for such activities, without regard to the actual expenses incurred thereby; (b) providing reimbursement of direct out-of-pocket expenditures by the Distributor and/or Intermediaries in connection with the offer or sale of Investor Shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities, such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports to persons that are not shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (c) making payments to compensate the Distributor and/or Intermediaries for servicing and/or maintaining accounts for the beneficial owners of Investor Shares.

       2. MAXIMUM EXPENDITURES. The expenditures to be made by the Initial Series pursuant to this Plan and the basis upon which payment of such expenditures will be made shall be determined from time to time by the Trustees, but in no event may such expenditures exceed the following: (i) with respect to Investor Shares of each Initial Series, an annual rate of .25 of 1% of the average daily value of net assets represented by Investor Shares, and (ii) with respect to Investor Shares of any Series subsequently made subject to this Plan, the annual rate as agreed upon and specified in an addendum hereto. The expenditures to be made pursuant to this Plan shall commence with respect to Investor Shares of a Series as of the date on which this Plan becomes effective with respect to such Series.

       3. PAYMENTS. Pursuant to this Plan, the Trust shall make periodic payments to the Distributor and/or Intermediaries at the annual rate provided for in the Agreements. The Distributor may in turn remit to and allocate among one or more Intermediaries, as compensation for, and/or as reimbursement for expenses incurred in the provision of, distribution, marketing or shareholder services, such amounts as the Distributor shall determine. Any amounts received by the Distributor and not so allocated may be retained by the Distributor as compensation to the Distributor for providing services under the Agreement and/or as reimbursement for expenses incurred in connection with the distribution or marketing of Investor Shares and/or the servicing or maintenance of shareholder accounts as contemplated by Section 1 hereof.

       4.  TERM AND TERMINATION.
            (a)	Initial Series.  This Plan shall become effective with
respect to the Investor Shares of the Initial Series as of the later of
(i) the date on which an amendment to the Registration Statement on Form N-1A with respect to the Investor Shares becomes effective under the Securities Act of 1933, as amended or (ii) the date on which the Initial Series commences offering the Investor Shares to the public and shall continue in effect with respect to the Investor Shares (subject to Section 4(d) hereof) until one year from the date of such effectiveness, unless the continuation of this Plan shall have been approved with respect to the Investor Shares in accordance with the provisions of
Section 4(c) hereof.

            (b)	ADDITIONAL SERIES.  This Plan shall become effective
with respect to Investor Shares of each additional Series subsequently made subject to this Plan upon commencement of the initial public offering of such Investor Shares or, if such additional Series has previously commenced the public offering of Investor Shares (or as otherwise described in Rule 12b-1(b)(i)), upon approval of the Plan by a majority of the outstanding voting Investor Shares of such Series (provided that the Plan has previously been approved with respect to the Series by votes of a majority of both (i) the Board of Trustees of the Trust and (ii) the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval), and shall continue in effect with respect to each such additional Series (subject to Section 4(d) hereof) for one year thereafter, unless the continuation of this Plan shall have been approved with respect to such additional Series in accordance with the provisions of Section 4(c) hereof.

            (c)	CONTINUATION.  This Plan and the Agreements shall
continue in effect with respect to each Series subsequent to the initial term specified in Section 4(a) and (b) for so long as such continuance is specifically approved at least annually by votes of a majority of both (i) the Board of Trustees of the Trust and (ii) the Qualified Trustees, cast in person at a meeting called for the purpose of voting on this Plan, subject to any shareholder approval requirements existing under applicable law.

            (d)  TERMINATION.

              (i) This Plan may be terminated at any time with respect to the Investor Shares of any Series thereof by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting Investor Shares of that Series. For purposes of this Plan, the term "vote of a majority of the outstanding voting Investor Shares of any Series" shall mean the vote of the lesser of (A) 67 percent or more of the outstanding voting Investor Shares present at such meeting, if the holders of more than 50 percent of the outstanding voting Investor Shares are present and represented by proxy; or (B) 50 percent or more of the Investor Shares. The Plan will remain in effect with respect to a Series even if it has been terminated in accordance with this
Section 4(d) with respect to one or more other Series of the Trust.

              (ii) Each Agreement may be terminated at any time, without penalty, with respect to Investor Shares of any Series by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting Investor Shares of that Series on sixty days' written notice to the Distributor or Intermediary, as the case may be. In addition, each Agreement shall provide for automatic termination in the event of its assignment.

       5.	AMENDMENTS.  This Plan may not be amended to increase
materially the amount of expenditures provided for in Section 2 hereof with respect to any Series unless such amendment is approved by a vote of a majority of the outstanding voting Investor Shares of such Series. No material amendment to the Plan shall be made unless approved by votes of a majority of both (i) the Board of Trustees of the Trust and (ii) the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such amendment.

       6.	INDEPENDENT TRUSTEES.  While this Plan is in effect with
respect to any Series, the selection and nomination of Trustees who are not interested persons (as defined in the Act) of the Trust shall be committed to the discretion of the Trustees who are not interested persons of the Trust.

       7.	QUARTERLY REPORTS.  The Treasurer of the Trust and the
Treasurer of the Distributor shall provide to the Trustees of the Trust and the Trustees shall review, at least quarterly, a written report of the amounts expended for the distribution of the Shares pursuant to this Plan and the purposes for which such expenditures were made.

       8.	RECORDKEEPING.  The Trust shall preserve copies of this
Plan, the Agreements and any related agreements and all reports made pursuant to Section 7 hereof, for a period of not less than six years from the date of this Plan and the Agreements (including any related agreements) or such reports, as the case may be, the first two years in an easily accessible place.

Dated: December 5, 2003

				SCHEDULE A
				----------

Initial Series
--------------
First Quadrant Tax-Managed Equity Fund

=========================================================================

EXHIBIT N:	Multiple Class Expense Allocation Plan Adopted Pursuant
		to Rule 18f-3

=========================================================================

			MANAGERS TRUST I
			----------------

	      Multiple Class Expense Allocation Plan
	 	      Pursuant to Rule 18f-3
-----------------------------------------------------------------------

I.	INTRODUCTION
	------------
This Multiple Class Expense Allocation Plan (the "Plan") has been adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended (the "1940 Act"). This Plan is intended to conform to Rule 18f-3 of the 1940 Act and any provisions of the Plan that are inconsistent with the Rule should be construed accordingly.
The Plan relates to shares of the series of Managers Trust I (the "Trust"), a Massachusetts business trust, listed on Schedule A hereto, as amended from time to time (each such series, a "Fund" and such series collectively, the "Funds"). Shares representing interests in each Fund are issued in two or more separate classes (each, a "Class" and collectively, the "Classes"), each of which represents a pro rata interest in the same portfolio of investments of the Fund and differs from other Classes of the Fund only to the extent outlined below.

II.	DISTRIBUTION AND SERVICING ARRANGEMENTS
	---------------------------------------
Each Class of shares is offered for purchase by investors with the fee structure described below. Pursuant to Rule 12b-1 under the 1940 Act, the Trust may adopt a different Plan of Distribution (each, a "12b-1 Plan") for different Classes of shares of a Fund. Therefore, the shares of different Classes may be subject to different distribution and/or shareholder servicing fees ("12b-1 fees") in accordance with the terms of their respective 12b-1 Plans.

1. INVESTOR SHARES. Investor Shares of a Fund are offered without imposition of a front-end sales load ("FESL") or contingent deferred sales load ("CDSL"). Investor Shares are subject to the Trust's 12b-1 Plan for Investor Shares providing for the payment of distribution and/or shareholder servicing fees and expenses. Investor Shares of a Fund are offered for sale only to investors meeting the eligibility requirements disclosed in the current prospectus for such Investor Shares.

2. INSTITUTIONAL SHARES. Institutional Shares are offered without imposition of an FESL or CDSL and are not subject to any 12b-1
Plan providing for the payment of distribution and/or shareholder servicing fees and expenses. Institutional Shares of a Fund are offered for sale only to investors meeting the eligibility requirements disclosed in the current prospectus for such Institutional Shares.

3. ADDITIONAL CLASSES OF SHARES. The Board of Trustees has the authority to create additional Classes, or change existing
Classes, from time to time, in accordance with Rule 18f-3 of the 1940 Act.

III.	EXPENSE ALLOCATIONS
	-------------------
1. CLASS EXPENSES. Expenses relating to different arrangements for distribution and shareholder servicing of shares of a Class under the 12b-1 Plan applicable to the Class shall be allocated to and paid by that Class. A Class may pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Fund's assets, if (i) such expenses are actually incurred in a different amount by that Class, or if the Class receives services of a different kind or to a different degree than other Classes and (ii) the Trust's Board of Trustees (the "Board") has approved such allocation.

2. OTHER ALLOCATIONS. All expenses of a Fund not allocated to a particular Class pursuant to Section III.1. of this Plan shall be allocated among the Fund's Classes pro rata on the basis of their relative net assets. Notwithstanding the foregoing, the underwriter, investment advisor, sub-advisor or other provider of services to a Fund may waive or reimburse the expenses of a specific Class or Classes of the Fund to the extent permitted under Rule 18f-3 under the Act; provided, however, that the Board shall monitor the use of waivers or expense reimbursements intended to differ by Class.

IV.	EXCHANGE PRIVILEGES AND CONVERSION FEATURES
	-------------------------------------------
1. EXCHANGE PRIVILEGES. Shareholders of a Fund may, to the extent provided from time to time in the Trust's registration statement under the Securities Act of 1933, as amended, (the "1933 Act"), exchange shares of a particular Class of a Fund for (i) shares of the same class in another Fund or (ii) shares of a different Class of the same or different Fund, each at the relative net asset values of the respective shares to be exchanged and with no FESL or CDSL, provided further, that the shares to be acquired in the exchange are, as may be necessary, registered under the 1933 Act, qualified for sale in the shareholder's state of residence and subject to other applicable requirements such as investment minimums and minimum account balances.

2. CONVERSION FEATURES. To the extent provided from time to time in the Trust's registration statement under the 1933 Act, shares of a Class of a Fund may contain a conversion feature whereby they may automatically convert into shares of a different Class after a prescribed period following the purchase of the convertible shares. Shares acquired through the reinvestment of dividends and other distributions paid with respect to convertible shares also shall be subject to such conversion feature. All conversions shall be on the basis of the relative net asset values of the two classes of shares, without the imposition of any FESL or CDSL.

V.	CONFLICTS OF INTEREST
	---------------------
The Board of Trustees does not believe that the implementation of the Plan will give rise to any conflicts of interest. The Board will monitor the operation of the Plan on an ongoing basis for the existence of any material conflicts among the interests of the holders of the various Classes and will take any action reasonably necessary to eliminate any such conflicts that may develop.

VI.	BOARD REVIEW
	------------
1. INITIAL REVIEW. This Plan has been approved by a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of any Fund. With respect to each Fund, the Trustees have found that this Plan, including the expense allocation provisions thereof, is in the best interests of each Class individually and the Fund as a whole. The Trustees have made this determination after requesting and reviewing such information as they deemed reasonably necessary to evaluate this Plan. In making its determination, the Board focused on, among other things, the relationship between or among the Classes and examined possible conflicts of interest among Classes (including those potentially involving cross-subsidization between Classes) regarding the allocation of expenses, fees, waivers and expense reimbursements. The Trustees also evaluated the level of services provided to each Class and the cost of those services in order to ensure that the services were appropriate and the allocation of expenses was reasonable.

2. PERIODIC REVIEW. The Board shall review this Plan as frequently as deemed necessary. Prior to any material amendment to this Plan with respect to a Fund, the Board, including a majority of the Trustees that are not interested persons of any Fund, shall find that the Plan, as proposed to be amended (including any proposed amendments to the method of allocating Class and/or Fund expenses), is in the best interest of each Class individually and the Fund as a whole. In considering whether to approve any proposed amendment to the Plan, the Board shall request and evaluate such information as it considers reasonably necessary to evaluate the proposed amendment to the Plan. Such information shall address, among other issues, whether the proposed amendment will result in a cross-subsidization of one Class by another
Class.

			   SCHEDULE A

			MANAGERS TRUST I

	    Multiple Class Plan Pursuant to Rule 18f-3

Fund
----
First Quadrant Tax-Managed Equity Fund

=========================================================================

                              SIGNATURES

=========================================================================

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 31st day of December, 2003.

                                     MANAGERS TRUST I

                                     BY:  /s/ Donald S. Rumery
                                     -------------------------
                                     Donald S. Rumery
                                     Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title	          Date
------------------------           ------------------     ----------

         *
------------------------
Jack W. Aber	                   Trustee                December 31, 2003


         *
------------------------
William E. Chapman, II	           Trustee	          December 31, 2003


         *
------------------------
Sean M. Healey 	                   Trustee	          December 31, 2003


         *
------------------------
Edward J. Kaier	                   Trustee	          December 31, 2003


         *
------------------------
Eric Rakowski	                   Trustee	          December 31, 2003


         *
------------------------
Steven J. Paggioli	           Trustee	          December 31, 2003


         *
------------------------
Madeline H. McWhinney	           Trustee	          December 31, 2003


         *
------------------------
Thomas R. Schneeweis	           Trustee	          December 31, 2003


         *
------------------------
Peter M. Lebovitz	           Trustee, President     December 31, 2003
                                   and Principal
                                   Executive Officer

         *
------------------------
Galan G. Daukas	                   Principal Financial    December 31, 2003
                                   Officer


/s/ Donald S. Rumery               Treasurer and          December 31, 2003
------------------------           Principal Accounting
Donald S. Rumery                   Officer


*  By Donald S. Rumery pursuant to Power of Attorney

